UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06722

Forward Funds
(Exact name of registrant as specified in charter)

433 California Street, 11th Floor, San Francisco, CA 94104
(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr.
433 California Street, 11th Floor
San Francisco, California 94104
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 – Schedule of Investments.

The Schedule of Investments of Accessor Growth Fund, the Accessor Value Fund, the Accessor Small to Mid Cap Fund, the Accessor International Equity Fund, the Accessor Total Return Fund, the Accessor Strategic Alternatives Fund, the Accessor Frontier Markets Fund, the Accessor High Yield Bond Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation, the Accessor Balanced Allocation, the Accessor Growth & Income Allocation, the Accessor Growth Allocation and the Accessor Aggressive Growth Allocation Fund; each a series of the registrant included herewith. The report transmitted to shareholders of the Forward series has been or will be submitted in a separate Form N-Q.

ACCESSOR GROWTH FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

COMMON STOCKS (98.4%)
Aerospace & Defense (3.6%)
General Dynamics	12,070	$501,991
Honeywell International	9,600	267,456
L-3 Communications Holdings - Class 3	8,700	589,860
Lockheed Martin	10,580	730,338
United Technologies	11,000	472,780
		2,562,425

Air Freight & Logistics (1.1%)
CH Robinson Worldwide	7,000	319,270
Expeditors International of Washington	17,600	497,904
		817,174

Beverages (4.0%)
Coca-Cola Company	26,880	1,181,376
PepsiCo	31,800	1,637,064
		2,818,440

Biotechnology (3.7%)
Amgen *	18,500	916,120
Biogen Idec *	14,600	765,332
Cephalon *	3,600	245,160
Gilead Sciences *	15,600	722,592
		2,649,204

Capital Markets (1.9%)
Federated Investors - Class B	12,600	280,476
Goldman Sachs	10,050	1,065,501
		1,345,977

Chemicals (1.1%)
Monsanto	9,100	756,210

Commercial Services & Supplies (0.7%)
Corporate Executive Board	12,000	174,000
Equifax	13,400	327,630
		501,630

Communications Equipment (3.7%)
Cisco Systems *	123,680	2,074,114
F5 Networks *	10,000	209,500
Harris	4,800	138,912
Juniper Networks *	13,100	197,286
		2,619,812

Computers & Peripherals (9.4%)
Apple Computer *	18,430	1,937,362
Dell *	32,930	312,176
EMC *	58,200	663,480
Hewlett-Packard	43,150	1,383,389

ACCESSOR GROWTH FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Computers & Peripherals - continued
International Business Machines	21,300	$2,063,757
Lexmark International - Class A *	18,400	310,408
		6,670,572

Construction & Engineering (0.3%)
Jacobs Engineering Group *	5,500	212,630

Consumer Finance (0.4%)
American Express	21,700	295,771

Diversified Consumer Services (0.7%)
Apollo Group - Class A *	6,100	477,813

Electrical Equipment (0.5%)
Emerson Electric	11,400	325,812

Energy Equipment & Services (1.6%)
Diamond Offshore Drilling	2,800	176,008
Schlumberger	23,980	974,068
		1,150,076

Food & Staples Retailing (2.4%)
Kroger	18,300	388,326
Wal-Mart Stores	25,500	1,328,550
		1,716,876

Food Products (1.5%)
General Mills	20,680	1,031,518

Health Care Equipment & Supplies (4.1%)
Baxter International	15,190	778,032
Boston Scientific *	45,300	360,135
C.R. Bard	6,700	534,124
Medtronic	27,000	795,690
Resmed *	13,400	473,556
		2,941,537

Health Care Providers & Services (2.6%)
Aetna	11,100	270,063
Express Scripts - Class A *	7,800	360,126
IMS Health	15,410	192,163
UnitedHealth Group	29,020	607,388
WellPoint Inc. *	10,100	383,497
		1,813,237

Hotels, Restaurants & Leisure (2.6%)
McDonald’s	24,900	1,358,793

ACCESSOR GROWTH FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Hotels, Restaurants & Leisure - continued
Yum! Brands	16,600	$456,168
		1,814,961

Household Products (3.1%)
Procter & Gamble	46,300	2,180,267

Industrial Conglomerates (0.9%)
3M	12,700	631,444

Insurance (1.9%)
Aflac	19,640	380,230
Progressive	47,800	642,432
Torchmark	11,200	293,776
		1,316,438

Internet & Catalog Retail (1.0%)
Amazon.com *	9,400	690,336

Internet Software & Services (3.0%)
Google - Class A *	5,010	1,743,781
Yahoo! *	32,400	415,044
		2,158,825

IT Services (1.5%)
Lender Processing Services	16,500	505,065
Mastercard - Class A	2,400	401,952
SAIC *	10,400	194,168
		1,101,185

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific *	11,700	417,339

Media (1.5%)
Comcast - Class A	36,800	501,952
McGraw Hill	13,300	304,171
Viacom - Class B *	16,800	291,984
		1,098,107

Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold	11,760	448,174

Oil, Gas & Consumable Fuels (19.1%)
Anadarko Petroleum	11,300	439,457
Apache	7,200	461,448
Chesapeake Energy	16,300	278,078
ChevronTexaco	37,980	2,553,775
ConocoPhillips	19,600	767,536
Consol Energy	8,000	201,920

ACCESSOR GROWTH FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Oil, Gas & Consumable Fuels - continued
Devon Energy	9,200	$411,148
Exxon Mobil	91,070	6,201,867
Hess	5,900	319,780
Occidental Petroleum	10,200	567,630
Peabody Energy	9,600	240,384
Southwestern Energy *	9,000	267,210
Sunoco	10,900	288,632
Tesoro Petroleum	11,900	160,293
XTO Energy	13,500	413,370
		13,572,528

Pharmaceuticals (6.2%)
Abbott Laboratories	6,200	295,740
Allergan	7,500	358,200
Johnson & Johnson	48,000	2,524,800
Watson Pharmaceuticals *	24,560	764,061
Wyeth	11,300	486,352
		4,429,153

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom - Class A *	10,000	199,800
Intel	61,980	932,799
Texas Instruments	35,800	591,058
		1,723,657

Software (8.0%)
Adobe Systems *	10,080	215,611
CA	27,120	477,583
Microsoft	158,500	2,911,645
Oracle	62,200	1,123,954
Red Hat *	11,400	203,376
Salesforce.com *	10,500	343,665
Symantec *	28,000	418,320
		5,694,154

Specialty Retail (1.6%)
Autozone *	2,800	455,336
GameStop - Class A *	12,200	341,844
TJX	13,100	335,884
		1,133,064

Tobacco (1.1%)
Lorillard	12,200	753,228

TOTAL COMMON STOCKS (IDENTIFIED COST $87,441,010)		69,869,574

ACCESSOR GROWTH FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

EXCHANGE TRADED FUNDS (1.5%)
Exchange Traded Fund (1.5%)
iShares S&P 500 Growth Index	25,900	$1,084,174

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $1,525,104)		1,084,174

TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $88,966,114) [1]		70,953,748

TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)		46,598
TOTAL NET ASSETS (100.0%)		$71,000,346

*	Non-income producing security.
[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

COMMON STOCKS (99.6%)
Aerospace & Defense (4.2%)
Esterline Technologies *	2,000	$40,380
General Dynamics	4,800	199,632
Honeywell International	17,200	479,192
L-3 Communications Holdings - Class 3	11,300	766,140
Northrop Grumman	13,140	573,430
Raytheon	16,000	623,040
		2,681,814
Air Freight & Logistics (0.4%)
United Parcel Service - Class B	5,500	270,710

Auto Components (0.2%)
Superior Industries International	11,600	137,460

Building Products (0.2%)
Armstrong World Industries *	12,600	138,726
Griffon *	346	2,595
NCI Building Systems *	2,248	4,990
		146,311
Capital Markets (5.1%)
Ameriprise Financial	4,800	98,352
Bank of New York Mellon	27,301	771,253
Knight Capital Group - Class A *	21,600	318,384
LaBranche *	9,411	35,197
Morgan Stanley	34,600	787,842
Northern Trust	5,500	329,010
State Street	30,500	938,790
Virtus Investment Partners *	262	1,706
		3,280,534
Chemicals (2.0%)
CF Industries Holdings	2,500	177,825
Dow Chemical	47,100	397,053
Eastman Chemical	10,100	270,680
Huntsman	21,600	67,608
Mosaic	1,200	50,376
Olin	700	9,989
Schulman A	3,408	46,178
Scotts Miracle-Gro - Class A	5,200	180,440
Stepan	2,347	64,073
		1,264,222
Commercial Banks (5.4%)
1st Source	800	14,440
Bank of Hawaii	18,700	616,726

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Commercial Banks - continued
Community Bank System	2,500	$41,875
CVB Financial	78,600	521,118
First Financial Bankshares	1,300	62,621
FirstMerit	7,700	140,140
Home Bancshares	3,100	61,907
Iberiabank	7,900	362,926
NBT Bancorp	1,300	28,132
Peapack Gladstone Financial	2,400	43,272
Pinnacle Financial Partners *	3,900	92,469
Prosperity Bancshares	1,700	46,495
Republic Bancorp - Class A	8,800	164,296
Tompkins Financial	286	12,298
Wells Fargo	88,700	1,263,088
		3,471,803
Commercial Services & Supplies (1.0%)
APAC Customer Services *	21,600	73,440
North American Galvanizing & Coating *	5,333	16,106
RR Donnelley & Sons	77,667	569,299
		658,845
Communications Equipment (0.2%)
3Com *	35,623	110,075
Black Box	1,900	44,859
		154,934
Computers & Peripherals (4.3%)
Hewlett-Packard	16,960	543,738
International Business Machines	19,400	1,879,666
Lexmark International - Class A *	14,900	251,363
Sun Microsystems *	8,900	65,148
		2,739,915
Construction & Engineering (0.5%)
Fluor	4,600	158,930
Michael Baker *	4,946	128,596
Pike Electric *	435	4,024
		291,550
Consumer Finance (0.3%)
Nelnet - Class A	18,300	161,772

Containers & Packaging (0.4%)
Bemis	8,700	182,439
Pactiv *	5,900	86,081
		268,520
Diversified Consumer Services (0.8%)
Career Education *	15,200	364,192

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Diversified Consumer Services - continued
H&R Block	2,800	$50,932
Lincoln Educational Services *	3,800	69,616
		484,740
Diversified Financial Services (3.1%)
Bank of America	67,800	462,396
Citigroup	53,500	135,355
JP Morgan Chase	48,110	1,278,764
PHH *	7,876	110,658
		1,987,173
Diversified Telecommunication Services (9.2%)
AT&T	133,300	3,359,160
CenturyTel	13,600	382,432
Embarq	3,900	147,615
Verizon Communications	68,200	2,059,640
		5,948,847
Electric Utilities (3.7%)
American Electric Power	5,300	133,878
Duke Energy	59,700	854,904
Edison International	600	17,286
Exelon	12,300	558,297
FirstEnergy	18,940	731,084
Southern	2,900	88,798
		2,384,247
Electronic Equipment & Instruments (0.2%)
CPI International *	3,400	31,960
Tech Data *	3,000	65,340
		97,300
Energy Equipment & Services (0.1%)
SEACOR Holdings *	1,300	75,803

Food & Staples Retailing (4.3%)
Kroger	22,920	486,362
Nash Finch	5,300	148,877
Safeway	10,300	207,957
Wal-Mart Stores	37,400	1,948,540
		2,791,736
Food Products (1.9%)
Archer-Daniels-Midland	18,800	522,264
Bunge Ltd.	401	22,716
Darling International *	31,900	118,349
Dean Foods *	10,900	197,072
Del Monte Foods	47,800	348,462

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Food Products - continued
Fresh Del Monte Produce *	2,571	$42,216
		1,251,079
Gas Utilities (0.6%)
Amerigas Partners LP [1]	2,100	59,388
Laclede Group	8,391	327,081
		386,469
Health Care Equipment & Supplies (0.2%)
Cantel Medical *	11,100	142,857

Health Care Providers & Services (3.9%)
Aetna	4,900	119,217
AmerisourceBergen - Class A	6,900	225,354
Cigna	28,700	504,833
Gentiva Health Services *	4,900	74,480
Kindred Healthcare *	5,900	88,205
McKesson	20,400	714,816
RehabCare Group *	2,697	47,036
Universal American *	9,300	78,771
WellPoint Inc. *	18,000	683,460
		2,536,172
Hotels, Restaurants & Leisure (1.4%)
McDonald’s	17,030	929,327

Household Durables (0.5%)
DR Horton	22,348	216,776
Lennar - Class A	13,900	104,389
		321,165
Household Products (2.2%)
Central Garden and Pet *	33,400	254,174
Central Garden and Pet - Class A *	2,639	19,845
Procter & Gamble	24,500	1,153,705
		1,427,724
Industrial Conglomerates (5.0%)
General Electric	252,800	2,555,808
Textron	9,258	53,141
Tredegar	19,799	323,318
Tyco International Ltd.	14,695	287,434
		3,219,701
Insurance (2.4%)
Aflac	15,400	298,144
Allstate	7,500	143,625
American Equity Investment Life Holding	16,271	67,687
Conseco *	42,703	39,287

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Insurance - continued
Genworth Financial - Class A	43,600	$82,840
Hartford Financial Services Group	21,690	170,267
Horace Mann Educators	9,800	82,026
Metlife	8,500	193,545
Protective Life	18,100	95,025
Prudential Financial	6,100	116,022
Torchmark	4,000	104,920
Unum Group	10,400	130,000
		1,523,388
Internet & Catalog Retail (0.2%)
HSN *	24,331	125,061

Internet Software & Services (0.1%)
Earthlink *	13,036	85,646

IT Services (3.7%)
Acxiom	25,681	190,039
Affiliated Computer Services - Class A *	2,400	114,936
Automatic Data Processing	24,600	864,936
Broadridge Financial Solutions	2,700	50,247
Computer Sciences *	22,100	814,164
Global Cash Access Holdings *	37,700	144,014
Hewitt Associates - Class A *	1,700	50,592
Lender Processing Services	1,900	58,159
MAXIMUS	1,800	71,748
Unisys *	66,397	35,191
		2,394,026
Leisure Equipment & Products (0.2%)
Eastman Kodak	21,300	80,940
Hasbro	1,200	30,084
		111,024
Life Sciences Tools & Services (0.1%)
Thermo Fisher Scientific *	2,300	82,041

Machinery (1.1%)
Altra Holdings *	51,200	198,656
Chart Industries *	8,000	63,040
Oshkosh	6,278	42,314
Parker Hannifin	3,700	125,726
Timken	18,400	256,864
		686,600
Media (1.5%)
Comcast - Class A	19,000	259,160

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Media - continued
CTC Media *	8,800	$40,128
Time Warner Cable - Class A	4,229	104,888
Time Warner	16,849	325,192
Walt Disney	13,000	236,080
		965,448
Metals & Mining (0.6%)
AK Steel Holding	9,100	64,792
Alcoa	8,400	61,656
United States Steel	12,491	263,935
		390,383
Multi-Line Retail (1.0%)
Big Lots *	3,753	77,987
Family Dollar Stores	16,253	542,363
		620,350
Multi-Utilities (2.2%)
CH Energy Group	2,284	107,120
Consolidated Edison	5,000	198,050
Dominion Resources	1,200	37,188
DTE Energy	11,600	321,320
NorthWestern	6,000	128,880
NSTAR	6,300	200,844
Xcel Energy	23,900	445,257
		1,438,659
Oil, Gas & Consumable Fuels (3.0%)
ChevronTexaco	1,000	67,240
ConocoPhillips	28,900	1,131,724
Exxon Mobil	1,800	122,580
Peabody Energy	2,100	52,584
Sunoco	5,700	150,936
Teekay Offshore Partners	2,380	27,203
Valero Energy	21,000	375,900
Western Refining	500	5,970
		1,934,137
Paper & Forest Products (0.3%)
Glatfelter	4,700	29,328
International Paper	19,538	137,547
Schweitzer-Mauduit International	2,100	38,766
		205,641
Personal Products (0.0%)
Parlux Fragrances *	22,914	19,706
Revlon - Class A *	1,459	3,618
		23,324

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Pharmaceuticals (11.2%)
Abbott Laboratories	17,400	$829,980
Bristol-Myers Squibb	52,700	1,155,184
Eli Lilly	15,600	521,196
Johnson & Johnson	400	21,040
Merck	39,600	1,059,300
Pfizer	226,800	3,089,016
Watson Pharmaceuticals *	12,400	385,764
Wyeth	3,400	146,336
		7,207,816
Real Estate (0.6%)
AvalonBay Communities	129	6,071
Boston Properties	7,000	245,210
PS Business Parks	2,800	103,180
RAIT Financial Trust	53,082	64,760
		419,221
Road & Rail (1.6%)
CSX	9,000	232,650
Ryder System	2,000	56,620
Union Pacific	18,500	760,535
		1,049,805
Semiconductors & Semiconductor Equipment (0.6%)
Integrated Device Technology *	24,300	110,565
Intel	20,200	304,010
		414,575
Software (0.3%)
Compuware *	1,600	10,544
EPIQ Systems *	1,423	25,656
JDA Software Group *	2,800	32,340
OpenTV - Class A *	61,784	93,294
		161,834
Specialty Retail (1.1%)
Buckle	6,000	191,580
hhgregg *	4,600	65,090
Rent-A-Center - Class A *	22,321	432,358
		689,028
Textiles, Apparel & Luxury Goods (0.6%)
Carter’s *	18,800	353,628
Unifi *	4,628	2,962
		356,590
Thrifts & Mortgage Finance (0.6%)
Berkshire Hills Bancorp	2,400	55,008
MGIC Investment	87,400	124,108
Ocwen Financial *	8,500	97,155

ACCESSOR VALUE FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Thrifts & Mortgage Finance - continued
PMI Group	90,800	$56,296
Radian Group Inc.	13,091	23,826
		356,393
Tobacco (4.4%)
Alliance One International *	45,100	173,184
Altria Group	135,200	2,165,904
Philip Morris International	14,600	519,468
		2,858,556
Trading Companies & Distributors (0.3%)
WESCO International *	11,200	202,944

Wireless Telecommunication Services (0.6%)
Sprint Nextel *	97,700	348,789
USA Mobility	3,480	32,051
		380,840

TOTAL COMMON STOCKS (IDENTIFIED COST $88,039,712)		64,196,060

TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $88,039,712) [2]		64,196,060

TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)		244,412
TOTAL NET ASSETS (100.0%)		$64,440,472

*	Non-income producing security.
[1]	Securities considered Master Limited Partnerships. At March 31, 2009, these securities amounted to $59,388 or 0.1% of net assets.
[2]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

COMMON STOCKS (99.5%)
Aerospace & Defense (0.6%)
AAR *	8,369	$104,947
Alliant Techsystems *	5,783	387,345
Ceradyne *	6,070	110,049
Spirit Aerosystems Holdings - Class A *	7,131	71,096
TransDigm Group *	3,878	127,354
		800,791
Air Freight & Logistics (0.3%)
CH Robinson Worldwide	4,000	182,440
Expeditors International of Washington	7,400	209,346
		391,786
Airlines (0.2%)
Delta Air Lines *	47,400	266,862

Beverages (0.4%)
Hansen Natural *	12,629	454,644

Biotechnology (2.0%)
Alexion Pharmaceuticals *	3,000	112,980
Biogen Idec *	4,100	214,922
Cephalon *	4,925	335,393
Genzyme *	2,044	121,393
Martek Biosciences	16,737	305,450
Maxygen *	9,440	64,192
Myriad Genetics *	6,400	291,008
Onyx Pharmaceuticals *	2,040	58,242
OSI Pharmaceuticals *	13,241	506,601
Regeneron Pharmaceuticals *	6,600	91,476
Vertex Pharmaceuticals *	12,510	359,412
		2,461,069
Capital Markets (2.7%)
Affiliated Managers Group *	2,800	116,788
AllianceBernstein Holding LP [1]	7,751	114,095
BlackRock - Class A	1,419	184,527
Calamos Asset Management - Class A	14,050	67,580
Cohen & Steers	14,700	164,052
Eaton Vance	22,982	525,139
Evercore Partners - Class A	7,750	119,737
FCStone Group *	24,600	56,088
GFI Group	57,400	184,254
Hercules Technology Growth Capital	21,763	108,815
Investment Technology Group *	6,108	155,876
Janus Capital Group	23,800	158,270

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Capital Markets - continued
Knight Capital Group - Class A *	14,350	$211,519
LaBranche *	14,916	55,786
optionsXpress Holdings	14,600	166,002
Penson Worldwide *	15,000	96,450
Raymond James Financial	8,700	171,390
SWS Group	13,666	212,233
TD Ameritrade Holding *	17,939	247,738
Waddell & Reed Financial - Class A	12,500	225,875
		3,342,214
Chemicals (2.2%)
Airgas	5,500	185,955
Arch Chemicals	8,932	169,351
FMC	11,163	481,572
HB Fuller	14,700	191,100
Koppers Holdings	7,700	111,804
Lubrizol	4,700	159,847
Mosaic	9,100	382,018
Nalco Holding	22,100	288,847
OM Group *	8,485	163,930
Schulman A	8,300	112,465
Sensient Technologies	9,300	218,550
Terra Industries	7,732	217,192
Terra Nitrogen [1]	810	115,830
		2,798,461
Commercial Banks (4.1%)
Bank of Hawaii	5,870	193,593
Chemical Financial	6,300	131,103
City National	5,200	175,604
Columbia Banking System	19,943	127,635
Commerce Bancshares	5,871	213,117
Cullen	15,996	750,852
First Commonwealth Financial	19,652	174,313
First Financial Bancorp	28,381	270,471
FNB	15,000	115,050
Hancock Holding	7,523	235,319
Independent Bank	14,326	211,309
Independent Bank	10,300	24,102
Nara Bancorp	11,700	34,398
Old National Bancorp	18,688	208,745
Pacific Capital Bancorp	9,779	66,204
Prosperity Bancshares	9,116	249,323
SVB Financial Group *	5,127	102,591
TCF Financial	24,400	286,944

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Commercial Banks - continued
UMB Financial	7,979	$339,028
Umpqua Holdings	19,400	175,764
United Bankshares	6,600	113,784
United Community Banks	17,714	73,691
Westamerica Bancorporation	11,191	509,862
Whitney Holding	13,300	152,285
Wilmington Trust	21,297	206,368
		5,141,455
Commercial Services & Supplies (4.3%)
Administaff	5,850	123,610
Advisory Board *	8,105	134,381
Amrep *	1,806	28,354
Brink’s	18,158	480,461
CDI	10,800	104,976
Compx International	2,072	11,769
Copart *	4,991	148,033
Covanta Holding *	18,172	237,871
Dun & Bradstreet	3,121	240,317
FTI Consulting *	13,841	684,853
Geo Group *	18,474	244,781
Heidrick & Struggles International	11,200	198,688
IHS - Class A *	6,945	285,995
Iron Mountain *	7,193	159,469
Korn *	19,200	173,952
Manpower	5,100	160,803
Mine Safety Appliances	11,295	226,126
MPS Group *	16,300	96,985
Robert Half International	15,700	279,931
School Specialty *	6,700	117,853
Stericycle *	4,800	229,104
United Stationers *	4,865	136,609
Viad	5,300	74,836
Waste Connections *	9,807	252,040
Watson Wyatt Worldwide - Class A	11,005	543,317
		5,375,114
Communications Equipment (0.6%)
Adtran	7,404	120,019
Avocent *	8,370	101,612
Blue Coat Systems *	10,400	124,904
Neutral Tandem *	8,000	196,880
Riverbed Technology *	12,342	161,433
		704,848

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Computers & Peripherals (1.6%)
Diebold	4,314	$92,104
Lexmark International - Class A *	24,275	409,519
NCR *	33,251	264,346
Novatel Wireless *	26,810	150,672
Seagate Technology	32,900	197,729
Synaptics *	9,454	252,989
Western Digital *	34,353	664,387
		2,031,746
Construction & Engineering (0.8%)
Aecom Technology *	3,900	101,712
Dycom Industries *	20,839	120,658
EMCOR Group *	18,037	309,695
KBR	20,500	283,105
Quanta Services *	10,300	220,935
		1,036,105
Construction Materials (0.3%)
Martin Marietta Materials	2,500	198,250
Texas Industries	5,290	132,250
		330,500
Consumer Finance (0.4%)
AmeriCredit *	22,751	133,321
Cash America International	4,900	76,734
Credit Acceptance *	4,289	91,742
Student Loan	2,464	107,036
World Acceptance *	5,700	97,470
		506,303
Containers & Packaging (0.3%)
Greif - Class A	6,074	202,203
Sonoco Products	7,900	165,742
		367,945
Diversified Consumer Services (2.0%)
Career Education *	12,786	306,352
Corinthian Colleges *	9,584	186,409
DeVry	8,006	385,729
Hillenbrand	11,959	191,464
ITT Educational Services *	4,347	527,813
Sotheby’s - Class A	12,400	111,600
Strayer Education	3,719	668,936
Universal Technical Institute *	14,001	168,012
		2,546,315
Diversified Financial Services (0.7%)
Asta Funding	8,725	21,376
CME Group - Class A	628	154,733

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Diversified Financial Services - continued
Encore Capital Group *	8,900	$40,317
Financial Federal	19,663	416,463
Interactive Brokers Group - Class A *	5,663	91,344
MSCI - Class A *	10,678	180,565
		904,798
Diversified Telecommunication Services (0.3%)
Consolidated Communications Holdings	6,318	64,823
General Communication - Class A *	12,200	81,496
NTELOS Holdings	6,068	110,073
tw telecom - Class A *	20,795	181,956
		438,348
Electric Utilities (1.9%)
DPL	58,475	1,318,026
Hawaiian Electric Industries	18,482	253,943
Portland General Electric	24,550	431,834
Unisource Energy	11,909	335,715
		2,339,518
Electrical Equipment (1.4%)
Advanced Battery Technologies *	24,009	51,379
AO Smith	14,506	365,261
Belden	10,600	132,606
First Solar *	3,993	529,871
Hubbell - Class B	3,853	103,877
Roper Industries	7,800	331,110
Sunpower - Class A *	7,813	185,793
		1,699,897
Electronic Equipment & Instruments (3.1%)
Amphenol - Class A	11,522	328,262
Anixter International *	10,312	326,684
Arrow Electronics *	12,800	243,968
Avnet *	12,500	218,875
Brightpoint *	22,600	96,728
Checkpoint Systems *	15,900	142,623
Cognex	13,900	185,565
Dolby Laboratories - Class A *	12,594	429,581
Flir Systems *	20,642	422,748
Ingram Micro - Class A *	17,700	223,728
Itron *	2,300	108,905
Methode Electronics	34,100	122,078
Multi-Fineline Electronix *	7,400	124,616
Rofin-Sinar Technologies *	8,246	132,925
Rogers *	4,202	79,334
Scansource *	10,100	187,658

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Electronic Equipment & Instruments - continued
Tech Data *	9,420	$205,168
Trimble Navigation Ltd. *	21,339	326,060
		3,905,506
Energy Equipment & Services (1.2%)
Dresser-Rand Group *	16,866	372,739
FMC Technologies *	7,292	228,750
Gulf Island Fabrication	8,145	65,241
Oceaneering International *	4,450	164,072
Patterson-UTI Energy	10,039	89,949
Pride International *	11,704	210,438
Superior Energy Services *	13,126	169,194
Unit *	11,373	237,923
		1,538,306
Food & Staples Retailing (0.3%)
Casey’s General Stores	8,000	213,280
United Natural Foods *	6,575	124,728
		338,008
Food Products (1.1%)
Bunge Ltd.	8,240	466,796
Corn Products International	4,780	101,336
Flowers Foods	10,400	244,192
Hormel Foods	6,500	206,115
Ralcorp Holdings *	7,007	377,537
		1,395,976
Gas Utilities (2.3%)
AGL Resources	9,200	244,076
Energen	16,096	468,876
Equities CORP	22,017	689,793
National Fuel Gas	32,459	995,517
Northwest Natural Gas	10,640	461,989
		2,860,251
Health Care Equipment & Supplies (4.7%)
Abaxis *	7,487	129,076
Angiodynamics *	7,264	81,647
Cooper	9,364	247,584
CryoLife *	12,000	62,160
Cutera *	13,254	84,693
Cyberonics *	8,892	117,997
Cynosure - Class A *	8,772	53,421
Edwards Lifesciences *	10,781	653,652
Gen-Probe *	14,296	651,612
Hologic *	19,510	255,386
ICU Medical *	7,481	240,290

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Health Care Equipment & Supplies - continued
Idexx Laboratories *	19,795	$684,511
Immucor *	24,472	615,471
Intuitive Surgical *	1,153	109,950
Kensey Nash *	7,934	168,756
Meridian Bioscience	17,592	318,767
Merit Medical Systems *	6,900	84,249
Natus Medical *	11,999	102,112
Palomar Medical Technologies *	14,501	105,277
Quidel *	20,656	190,448
Resmed *	15,882	561,270
Somanetics *	7,900	119,922
STERIS	7,300	169,944
		5,808,195
Health Care Providers & Services (2.5%)
Amsurg - Class A *	12,979	205,717
Chemed	9,394	365,427
Gentiva Health Services *	5,700	86,640
Hanger Orthopedic Group *	12,172	161,279
Health Net *	19,453	281,679
Henry Schein *	6,900	276,069
Kindred Healthcare *	8,400	125,580
Laboratory Corp. of America Holdings *	5,900	345,091
LHC Group *	12,295	273,933
LifePoint Hospitals *	7,123	148,586
Lincare Holdings *	7,800	170,040
Magellan Health Services *	7,900	287,876
Mednax *	7,706	227,096
Nighthawk Radiology Holdings *	36,292	97,988
Odyssey HealthCare *	10,700	103,790
		3,156,791
Health Care Technology (0.1%)
Omnicell *	13,412	104,882

Hotels, Restaurants & Leisure (1.0%)
Brinker International	12,500	188,750
Chipotle Mexican Grill - Class A *	7,889	523,672
Peet’s Coffee & Tea *	9,770	211,227
Scientific Games - Class A *	8,411	101,857
WMS Industries *	12,328	257,779
		1,283,285
Household Durables (0.3%)
Garmin Ltd.	10,500	222,705

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Household Durables - continued
Toll Brothers *	5,800	$105,328
		328,033
Household Products (0.3%)
Energizer Holdings *	7,254	360,451

Industrial Conglomerates (0.4%)
Carlisle	5,900	115,817
McDermott International *	14,400	192,816
Tredegar	12,850	209,841
		518,474
Insurance (10.7%)
Aflac	13,100	253,616
Amerisafe *	10,700	163,924
Axis Capital Holdings Ltd.	9,600	216,384
Berkshire Hathaway - Class B *	2,382	6,717,240
Brown & Brown	7,200	136,152
Delphi Financial Group - Class A	10,200	137,292
eHealth *	18,100	289,781
Employers Holdings	11,600	110,664
Endurance Specialty Holdings Ltd.	15,000	374,100
Fidelity National Financial - Class A	11,800	230,218
Hilltop Holdings *	14,200	161,880
Infinity Property & Casualty	10,100	342,693
IPC Holdings Ltd.	6,100	164,944
Meadowbrook Insurance Group	29,084	177,412
Old Republic International	15,700	169,874
OneBeacon Insurance Group Ltd. - Class A	7,300	70,518
Platinum Underwriters Holdings Ltd.	7,000	198,520
ProAssurance *	15,466	721,025
Protective Life	50,000	262,500
Reinsurance Group of America - Class A	4,900	158,711
RLI	5,449	273,540
Safety Insurance Group	5,758	178,959
SeaBright Insurance Holdings *	11,600	121,336
Selective Insurance Group	18,400	223,744
StanCorp Financial Group	14,400	328,032
Torchmark	14,214	372,833
Tower Group	15,300	376,839
Unitrin	14,700	205,506
Zenith National Insurance	8,600	207,346
		13,345,583

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Internet & Catalog Retail (0.1%)
NutriSystem	11,960	$170,669

Internet Software & Services (0.5%)
Akamai Technologies *	6,179	119,873
Art Technology Group *	37,400	95,370
comScore *	7,100	85,839
LivePerson *	10,424	23,662
VistaPrint Ltd. *	9,358	257,251
		581,995
IT Services (3.9%)
Accenture Ltd. - Class A	2,900	79,721
Alliance Data Systems *	4,684	173,074
Broadridge Financial Solutions	13,100	243,791
CSG Systems International *	11,855	169,289
DST Systems *	12,783	442,547
Global Payments	5,400	180,414
Heartland Payment Systems	25,000	165,250
Hewitt Associates - Class A *	20,630	613,949
Integral Systems *	20,474	176,076
Lender Processing Services	5,700	174,477
Mantech International - Class A *	2,664	111,622
MAXIMUS	13,428	535,240
NeuStar - Class A *	11,358	190,247
Visa - Class A	28,622	1,591,383
		4,847,080
Leisure Equipment & Products (0.1%)
Sturm Ruger *	10,700	131,931

Life Sciences Tools & Services (2.5%)
Bruker *	41,300	254,408
Charles River Laboratories International *	10,948	297,895
Covance *	14,239	507,336
eResearchTechnology *	14,146	74,408
Illumina *	9,426	351,024
Life Technologies *	14,313	464,886
Luminex *	10,539	190,967
Pharmaceutical Product Development	6,359	150,835
Techne	14,025	767,308
		3,059,067
Machinery (1.7%)
Actuant - Class A	12,986	134,145
Briggs & Stratton	25,453	419,974
Flowserve	3,576	200,685

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Machinery - continued
Force Protection *	31,472	$151,066
Gencor Industries *	9,047	61,339
Hardinge	8,049	22,457
Joy Global	6,059	129,057
Lincoln Electric Holdings	3,587	113,672
Lydall *	10,446	31,025
Pentair	15,865	343,794
PMFG *	9,930	78,248
Timken	10,500	146,580
Wabtec	13,229	348,981
		2,181,023
Marine (0.5%)
Alexander & Baldwin	7,443	141,640
Kirby *	16,281	433,726
		575,366
Media (1.5%)
Cablevision Systems	8,630	111,672
DreamWorks Animation SKG - Class A *	19,195	415,380
Harte-Hanks	20,200	108,070
Liberty Media *	39,994	797,880
Morningstar *	12,398	423,392
		1,856,394
Metals & Mining (1.1%)
Cliffs Natural Resources	7,500	136,200
Commercial Metals	19,700	227,535
Olympic Steel	5,500	83,435
Reliance Steel & Aluminum	6,600	173,778
Southern Copper	15,300	266,526
Steel Dynamics	16,200	142,722
Stillwater Mining *	35,500	131,350
Worthington Industries	24,500	213,395
		1,374,941
Multi-Line Retail (0.7%)
Big Lots *	8,300	172,474
Dollar Tree *	12,500	556,875
Macy’s	18,300	162,870
		892,219
Multi-Utilities (2.0%)
Black Hills	9,620	172,102
MDU Resources Group	10,100	163,014
NorthWestern	30,688	659,178
NSTAR	39,161	1,248,453

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Multi-Utilities - continued
SCANA	8,542	$263,862
		2,506,609
Office Electronics (0.1%)
Zebra Technologies - Class A *	5,181	98,543

Oil, Gas & Consumable Fuels (7.4%)
Arch Coal	12,813	171,310
BP Prudhoe Bay Royalty Trust	4,219	274,699
Buckeye Partners [1]	14,841	529,230
Cimarex Energy	11,280	207,326
Continental Resources *	9,542	202,386
CVR Energy *	18,000	99,720
Denbury Resources *	34,280	509,401
Enbridge Energy Partners [1]	20,610	616,857
Endeavour International *	64,145	55,806
Energy Transfer Equity [1]	15,740	332,586
Enterprise Products Partners LP [1]	15,900	353,775
EV Energy Partner [1]	583	8,454
EXCO Resources *	23,700	237,000
Gulfport Energy *	14,187	32,914
Kinder Morgan Energy Partners [1]	33,358	1,558,486
Kinder Morgan Management LLC *	15,591	635,482
Magellan Midstream Partners [1]	11,730	344,510
Newfield Exploration *	13,170	298,959
NuStar Energy [1]	4,000	184,440
NuStar GP Holdings LLC [1]	11,271	232,295
PetroHawk Energy *	17,786	342,025
Pioneer Natural Resources	7,743	127,527
Plains Exploration & Production *	13,792	237,636
Southern Union	15,000	228,300
Targa Resources Partners [1]	10,900	97,664
TEPPCO Partners [1]	17,300	391,845
Tesoro Petroleum	6,800	91,596
Ultra Petroleum *	6,927	248,610
Walter Industries	7,300	166,951
World Fuel Services	12,600	398,538
		9,216,328
Paper & Forest Products (0.1%)
Deltic Timber	2,611	102,900

Pharmaceuticals (1.6%)
Endo Pharmaceuticals Holdings *	23,504	415,551
King Pharmaceuticals *	20,577	145,479

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Pharmaceuticals - continued
Medicis Pharmaceutical - Class A	24,554	$303,733
Noven Pharmaceuticals *	22,841	216,533
Obagi Medical Products *	11,812	63,548
Pain Therapeutics *	23,030	96,726
Perrigo	17,308	429,758
Sepracor *	12,330	180,758
Viropharma *	18,600	97,650
		1,949,736
Real Estate (5.2%)
AMB Property	7,800	112,320
Anthracite Capital	88,873	30,217
Anworth Mortgage Asset	39,043	239,334
BioMed Realty Trust	14,400	97,488
Camden Property Trust	5,200	112,216
Cedar Shopping Centers	17,353	30,194
Duke Realty	24,500	134,750
Entertainment Properties Trust	12,073	190,271
Equity One	41,800	509,542
Extra Space Storage	17,243	95,009
Forestar Group *	18,496	141,494
Franklin Street Properties	20,900	257,070
Hospitality Properties Trust	14,300	171,600
Host Hotels & Resorts	44,100	172,872
Inland Real Estate	48,666	345,042
Investors Real Estate Trust	15,895	156,725
JER Investors Trust	5,153	3,349
Kimco Realty	16,300	124,206
LaSalle Hotel Properties	25,000	146,000
LTC Properties	24,362	427,310
Mack-Cali Realty	12,200	241,682
Medical Properties Trust	27,653	100,933
MFA Financial	47,240	277,771
National Retail Properties	21,748	344,488
Nationwide Health Properties	10,370	230,110
NorthStar Realty Finance	61,737	143,230
Omega Healthcare Investors	23,208	326,769
Pennsylvania Real Estate Investment Trust	23,400	83,070
Potlatch	13,469	312,346
Rayonier	6,900	208,518
Regency Centers	3,200	85,024
Resource Capital	23,020	69,981
SL Green Realty	10,300	111,240
Sovran Self Storage	11,700	234,936

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Real Estate - continued
Ventas	7,700	$174,097
		6,441,204
Real Estate Investment Trusts (REITs) (0.0%)
Capital Trust	21,784	23,962

Road & Rail (1.2%)
Arkansas Best	8,200	155,964
Con-way	10,600	190,058
CSX	2,999	77,524
JB Hunt Transport Services	26,453	637,782
Kansas City Southern *	16,253	206,576
Old Dominion Freight Line *	7,400	173,826
		1,441,730
Semiconductors & Semiconductor Equipment (3.2%)
Integrated Device Technology *	24,758	112,649
Intersil - Class A	14,786	170,039
Lam Research *	31,270	712,018
Linear Technology	6,446	148,129
Marvell Technology Group Ltd. *	74,306	680,643
Maxim Integrated Products	36,400	480,844
Microsemi *	22,513	261,151
Monolithic Power Systems *	12,034	186,527
National Semiconductor	29,700	305,019
Nvidia *	23,808	234,747
Silicon Laboratories *	6,793	179,335
Standard Microsystems *	10,629	197,699
Varian Semiconductor Equipment Associates *	7,755	167,973
Veeco Instruments *	15,544	103,679
		3,940,452
Software (2.0%)
Activision Blizzard *	27,332	285,893
Ansys *	17,086	428,859
Cadence Design Systems *	27,547	115,697
Electronic Arts *	5,852	106,448
Macrovision Solutions *	6,627	117,894
Red Hat *	10,700	190,888
SPSS *	7,424	211,064
Sybase *	11,500	348,335
Symyx Technologies *	13,967	62,153
Synopsys *	10,393	215,447
Take-Two Interactive Software	30,400	253,840
Taleo - Class A *	17,500	206,850
		2,543,368

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Specialty Retail (6.1%)
Aaron Rents	15,124	$403,206
Abercrombie & Fitch - Class A	9,000	214,200
Aeropostale *	9,030	239,837
American Eagle Outfitters	72,667	889,444
AnnTaylor Stores *	28,600	148,720
Barnes & Noble	10,500	224,490
Bed Bath & Beyond *	5,900	146,025
Buckle	8,100	258,633
Cato - Class A	16,100	294,308
Charlotte Russe Holding *	37,728	307,483
Christopher & Banks	35,223	144,062
Dress Barn *	10,700	131,503
Foot Locker	58,430	612,347
Gap	16,000	207,840
Genesco *	6,400	120,512
Gymboree *	5,800	123,830
HOT Topic *	15,100	168,969
J Crew Group *	18,200	239,876
Jo-Ann Stores *	11,910	194,609
Men’s Wearhouse	9,100	137,774
O’Reilly Automotive *	13,800	483,138
PetSmart	9,300	194,928
RadioShack	13,800	118,266
Rent-A-Center - Class A *	17,236	333,861
Ross Stores	10,300	369,564
Stage Stores	10,500	105,840
Urban Outfitters *	15,220	249,151
Williams-Sonoma	34,420	346,954
Zumiez *	14,105	136,819
		7,546,189
Textiles, Apparel & Luxury Goods (0.3%)
Fossil *	11,531	181,036
Iconix Brand Group *	23,182	205,161
		386,197
Thrifts & Mortgage Finance (1.4%)
Bank Mutual	15,814	143,275
First Niagara Financial Group	25,400	276,860
Flushing Financial	9,965	59,989
Provident Financial Services	11,547	124,823
TFS Financial	36,542	443,255
Trustco Bank NY	61,605	370,862
United Financial Bancorp	7,165	93,790
ViewPoint Financial Group	7,515	90,405

ACCESSOR SMALL TO MID CAP FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Thrifts & Mortgage Finance - continued
Washington Federal	9,100	$120,939
		1,724,198
Tobacco (0.3%)
Lorillard	5,040	311,170
Universal	3,685	110,255
		421,425
Trading Companies & Distributors (0.4%)
Aircastle Ltd.	28,812	133,976
Fastenal	5,200	167,206
Kaman	11,951	149,866
Textainer Group Holdings Ltd.	9,783	66,035
		517,083
Wireless Telecommunication Services (0.5%)
Crown Castle International *	16,000	326,560
Leap Wireless International *	2,800	97,636
NII Holdings *	10,800	162,000
		586,196

TOTAL COMMON STOCKS (IDENTIFIED COST $170,364,528)		123,999,265

TOTAL INVESTMENTS (99.5%) (IDENTIFIED COST $170,364,528) [2]		123,999,265

TOTAL OTHER ASSETS LESS LIABILITIES (0.5%)		611,607
TOTAL NET ASSETS (100.0%)		$124,610,872

*	Non-income producing security.
[1]	Securities considered Master Limited Partnership. At September 30, 2008, these securities amounted to $4,880,067 or 3.9% of net assets.
[2]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

COMMON STOCKS (98.4%)
Australia (3.5%)
Coca-Cola Amatil Ltd.	57,034	$343,616
Cochlear Ltd.	12,023	418,573
CSL Ltd.	33,457	755,367
JB Hi-Fi Ltd.	32,841	262,900
Leighton Holdings Ltd.	17,864	239,584
National Australia Bank Ltd.	18,500	258,398
Westpac Banking	20,064	266,161
Woolworths Ltd.	12,637	219,623
		2,764,222
Belgium (1.0%)
Anheuser-Busch InBev NV	8,876	244,474
Bekaert SA	1,600	107,894
Groupe Bruxelles Lambert SA	6,193	420,662
		773,030
Brazil (3.2%)
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	6,700	181,436
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	18,100	386,435
Cia Energetica de Minas Gerais - ADR	18,400	271,952
Cia Vale do Rio Doce - Class B - ADR	42,900	483,912
EDP - Energias do Brasil SA	22,900	239,993
Natura Cosmeticos SA	42,400	415,303
Petroleo Brasileiro SA - Class A - ADR	20,300	497,350
		2,476,381

Chile (0.3%)
Sociedad Quimica y Minera de Chile SA	10,300	273,568

China (3.9%)
Chaoda Modern Agriculture Holdings Ltd.	486,720	290,776
China BlueChemical Ltd.	712,000	389,533
China Construction Bank - Class H	1,176,000	667,665
China Oilfield Services Ltd. - Class H	428,000	338,534
Dongfeng Motor Group Ltd. - Class H	684,000	353,915
PetroChina Co. Ltd. - Class H	276,000	220,088
Shandong Weigao Group Medical Polymer Ltd. - Class H	76,000	135,329
Tencent Holdings Ltd.	29,000	214,787

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

China - continued
Weichai Power Ltd. - Class H	64,000	$139,561
Yanzhou Coal Mining Ltd. - Class H	466,000	335,520
		3,085,708
Czech Republic (0.3%)
CEZ	6,899	246,237

Denmark (1.1%)
Novo Nordisk A - Class B	18,810	900,747

Egypt (0.3%)
Commercial International Bank	25,170	143,982
Egyptian for Mobile Services	3,718	97,818
		241,800
Finland (0.2%)
Rautaruukki OYJ	10,124	162,107

France (9.1%)
AXA SA	60,200	723,346
BNP Paribas	13,500	557,795
Credit Agricole SA	62,100	685,328
European Aeronautic Defence and Space NV	24,316	282,812
GDF Suez	42,100	1,444,920
Schneider Electric SA	4,819	320,614
Societe Generale	15,280	598,476
STMicroelectronics NV	33,328	167,618
Total SA	48,000	2,385,087
		7,165,996
Germany (6.8%)
BASF SE	10,800	326,790
Daimler AG	12,016	304,396
Demag Cranes AG	8,100	142,388
Deutsche Boerse AG	3,400	204,854
K+S AG	9,765	452,868
Muenchener Rueckversicherungs AG	8,300	1,011,631
RWE AG	18,165	1,273,658
SAP AG	10,800	382,570
Siemens AG	7,743	442,161
ThyssenKrupp AG	21,400	374,197
Tognum AG	11,100	98,005
Wincor Nixdorf AG	7,000	317,016
		5,330,534
Great Britian (17.5%)
Anglo American PLC	12,200	207,560
Antofagasta PLC	20,618	149,213
AstraZeneca PLC	34,968	1,229,455

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Great Britian - continued
BAE Systems PLC	45,820	$219,862
Barclays PLC	79,000	167,721
BG Group PLC	28,775	435,478
BHP Billiton PLC	66,500	1,321,205
British American Tobacco PLC	38,800	897,769
British Land PLC	33,500	173,360
BT Group PLC - Class A	264,200	296,373
Capita Group PLC	40,900	398,081
Game Group PLC	108,000	233,550
GlaxoSmithKline PLC	134,736	2,101,898
Hiscox Ltd.	98,700	437,496
HSBC Holdings PLC	101,100	572,858
IG Group Holdings PLC	46,642	117,256
Man Group PLC	97,800	306,541
Micro Focus International PLC	43,700	189,316
Next PLC	24,114	457,990
Petrofac Ltd.	38,500	295,470
Reckitt Benckiser Group PLC	20,300	762,659
Royal Dutch Shell PLC - Class A	45,595	1,027,524
Tate & Lyle PLC	52,844	197,470
Tesco PLC	75,235	359,819
Vodafone Group PLC	335,223	590,275
Wetherspoon (J.D.) PLC	27,929	169,671
WH Smith PLC	38,000	193,922
WPP PLC	38,600	217,471
		13,727,263
Hong Kong (2.6%)
BOC Hong Kong Holdings Ltd.	314,000	321,293
China Unicom Hong Kong Ltd.	152,000	162,395
Hutchison Whampoa Ltd.	87,000	426,580
Hysan Development Ltd.	344,000	581,471
Sun Hung Kai Properties Ltd.	32,000	286,555
VTech Holdings Ltd.	58,000	224,516
		2,002,810
India (1.2%)
HDFC Bank Ltd.	1,600	97,488
Infosys Technologies Ltd.	8,000	213,040
State Bank of India Ltd.	11,300	463,300
Tata Motors Ltd.	30,200	148,886
		922,714
Indonesia (0.7%)
Astra International	224,500	277,341
Tambang Batubara Bukit Asam	269,500	157,705
Unilever Indonesia	155,500	107,171
		542,217

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Ireland (0.7%)
CRH PLC	12,857	$279,611
Paddy Power PLC	16,300	255,371
		534,982
Israel (0.5%)
Partner Communications	25,700	388,584

Italy (1.9%)
DiaSorin SpA	7,155	159,880
Enel SpA	49,987	239,754
ENI SpA	39,301	762,873
Fiat SpA	31,100	217,607
UniCredito Italiano SpA	71,500	117,904
		1,498,018
Japan (18.5%)
77 Bank Ltd.	68,000	334,505
Astellas Pharma	11,400	347,758
Canon	29,100	828,909
Central Japan Railway	73	408,505
FUJIFILM Holdings	22,900	491,540
Gunma Bank Ltd.	68,000	364,040
Hokuhoku Financial Group	142,000	256,748
Honda Motor Ltd.	30,600	715,546
HOYA CORP	16,200	315,818
INPEX CORP	29	200,071
Itochu	63,000	304,182
Japan Steel Works Ltd.	20,000	186,869
Jupiter Telecommunications Ltd.	390	259,212
KDDI	201	938,000
K’s Holdings	12,600	168,127
KUREHA CORP	69,000	252,303
Lawson	10,700	440,970
Mitsubishi UFJ Financial Group	87,700	421,669
Mitsui Fudosan Ltd.	28,000	301,778
Mitsui OSK Lines Ltd.	33,000	160,333
Mizuho Financial Group	98,000	186,101
Nippon Denko Ltd.	74,000	219,010
Nippon Express Ltd.	156,000	485,333
Nippon Steel	66,000	175,333
Nippon Telegraph & Telephone	11,700	440,818
Nippon Yusen	34,000	129,475
NTT Data	71	191,628
NTT DoCoMo	217	293,060
ORIX	5,170	165,544

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Japan - continued
Osaka Gas Ltd.	84,000	$261,333
Shin-Etsu Chemical Ltd.	8,100	390,273
Sony	19,700	397,582
Sumitomo Electric Industries Ltd.	52,500	435,379
Sumitomo Mitsui Financial Group	6,600	227,333
Sumitomo	40,400	344,012
Takeda Pharmaceutical Ltd.	4,500	154,545
Tokuyama	28,000	176,768
Tokyo Gas Ltd.	132,000	460,000
Toyota Motor	34,600	1,090,424
UNY Ltd.	51,000	395,636
Yamazaki Baking Ltd.	19,000	202,667
		14,519,137

Malaysia (0.5%)
Public Bank BHD	86,400	179,061
Tenaga Nasional BHD	120,000	200,934
		379,995
Mexico (1.0%)
Cemex SAB de CV - ADR *	20,300	126,875
GEO SAB de CV *	274,900	277,893
Grupo Financiero Banorte SAB de CV - Class O	124,300	164,667
Grupo Mexico SAB de CV	274,700	200,403
		769,838
Netherlands (3.0%)
ArcelorMittal	8,528	172,954
ING Groep NV	32,305	177,999
Koninklijke Ahold NV	24,100	263,981
Koninklijke Boskalis Westminster NV	6,700	134,591
Reed Elsevier NV	127,439	1,364,439
Ten Cate NV	7,100	122,547
Vastned Retail NV	3,002	121,127
		2,357,638
Norway (2.5%)
DnB NOR ASA	117,200	527,567
Petroleum Geo-Services ASA *	38,000	159,462
StatoilHydro ASA	35,000	619,262
Tandberg ASA	18,000	265,442
Telenor ASA	36,600	209,684

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Norway - continued
Yara International ASA	8,750	$191,729
		1,973,146
Poland (0.1%)
Powszechna Kasa Oszczednosci Bank Polski SA	12,800	78,809

Russia (1.2%)
LUKOIL	10,683	400,612
Mobile Telesystems	7,600	227,392
Pharmstandard *	20,400	195,840
Rosneft Oil	36,203	155,311
		979,155
Singapore (0.6%)
Jardine Matheson Holdings Ltd.	25,200	458,640

South Africa (1.8%)
AVI Ltd.	40,725	74,686
Group Ltd.	15,400	171,510
Impala Platinum Holdings Ltd.	13,751	230,812
Murray & Roberts Holdings Ltd.	41,327	177,529
Shoprite Holdings Ltd.	72,875	391,042
Truworths International Ltd.	59,100	201,409
Wilson Bayly Holmes-Ovcon Ltd.	18,703	168,799
		1,415,787
South Korea (2.8%)
Hyundai Heavy Industries	2,385	339,771
Hyundai Mipo Dockyard	2,100	198,171
KB Financial Group	15,200	364,964
Korea Electric Power	6,060	112,385
Korea Gas	4,700	138,366
LG Dacom	19,700	250,503
LG Display Ltd.	8,220	168,018
LG Telecom Ltd.	20,480	125,808
Samsung Electronics Co. Ltd.	551	228,061
Samsung Fire & Marine Insurance Ltd. *	987	115,077
STX Engine Ltd.	9,460	135,458
		2,176,582
Spain (2.1%)
Banco Santander SA	141,517	975,163
Telefonica SA	34,729	692,570
		1,667,733
Sweden (0.3%)
Alfa Laval AB	25,798	195,366

Switzerland (6.0%)
Baloise Holding AG	5,596	358,359
Nestle SA	57,156	1,933,336

ACCESSOR INTERNATIONAL EQUITY FUND
 Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

Switzerland - continued
Pargesa Holding SA	5,900	$313,515
Roche Holding AG	6,400	878,762
SGS SA	194	203,789
Synthes	2,400	267,511
Zurich Financial Services AG	4,600	728,252
		4,683,524
Taiwan (2.5%)
AU Optronics - ADR	38,400	322,176
Chunghwa Telecom Ltd.	15,203	277,150
HTC	13,000	159,912
MediaTek	17,000	159,970
Siliconware Precision Industries - ADR	63,000	365,400
Taiwan Semiconductor Manufacturing Co. Ltd.	53,000	474,350
Zinwell *	141,000	195,903
		1,954,861
Thailand (0.4%)
Bangkok Bank PCL	56,300	119,112
Charoen Pokphand Foods PCL	1,141,100	104,292
CP ALL PCL	323,200	114,875
		338,279
Turkey (0.3%)
Haci Omer Sabanci Holding AS	52,956	91,226
Turkiye Is Bankasi - Class C	70,400	158,593
		249,819

TOTAL COMMON STOCKS (IDENTIFIED COST $89,067,652)		77,235,227

PREFERRED STOCKS (0.2%)
Brazil (0.2%)
Telecomunicacoes de Sao Paulo SA	8,000	165,819

TOTAL PREFERRED STOCKS (IDENTIFIED COST $142,711)		165,819

RIGHTS (0.1%)
Great Britian (0.1%)
HSBC Holdings, Expires 04/03/09 *	42,125	85,204

TOTAL RIGHTS (IDENTIFIED COST $—)		85,204

TOTAL INVESTMENTS (98.7%) (IDENTIFIED COST $89,210,363) [1]		77,486,250

TOTAL OTHER ASSETS LESS LIABILITIES (1.3%)		1,022,321
TOTAL NET ASSETS (100.0%)		$78,508,571

*	Non-income producing security.
[1]	See Note 16 for important tax information.
ADR – American Depositary Receipt
Amounts designated as “—” are either zero or have been rounded to zero.
Please see Notes to Form N-Q for further information.

ACCESSOR TOTAL RETURN FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

COMMON STOCKS (25.8%)
Beverages (1.1%)
Coca-Cola Company	6,000	$263,700

Biotechnology (0.6%)
Cephalon *	2,000	136,200

Communications Equipment (1.3%)
QUALCOMM	8,000	311,280

Computers & Peripherals (4.4%)
Hewlett-Packard	18,200	583,492
International Business Machines	5,056	489,876
		1,073,368
Diversified Telecommunication Services (1.1%)
Verizon Communications	9,000	271,800

Hotels, Restaurants & Leisure (1.9%)
McDonald’s	8,641	471,539

Industrial Conglomerates (1.7%)
3M	8,411	418,195

Internet Software & Services (1.2%)
Akamai Technologies *	15,000	291,000

Oil, Gas & Consumable Fuels (2.8%)
Linn Energy LLC [1]	16,800	250,320
Royal Dutch Shell PLC - Class A - ADR	9,486	420,230
		670,550
Pharmaceuticals (7.1%)
Abbott Laboratories	12,500	596,250
Bristol-Myers Squibb	32,500	712,400
Johnson & Johnson	7,815	411,069
		1,719,719
Semiconductors & Semiconductor Equipment (0.5%)
Nvidia *	13,000	128,180

Specialty Retail (1.0%)
Home Depot	10,000	235,600

ACCESSOR TOTAL RETURN FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	RATE	SHARES	VALUE

Tobacco (1.1%)
Altria Group		17,000	$272,340

TOTAL COMMON STOCKS (IDENTIFIED COST $6,290,344)			6,263,471

EXCHANGE TRADED FUNDS (53.1%)
iShares Russell Midcap Growth Index Fund		40,000	1,204,000
iShares iBoxx Investment Grade Corporate Bond Fund		9,000	847,080
ProShares Ultra S&P500		427,124	8,427,157
SPDR S&P Biotech		50,000	2,407,500

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $16,916,902)			12,885,737

INVESTMENT COMPANIES (2.1%)
Evergreen Income Advantage Fund		19,000	118,180
Neuberger Berman Income Opportunity Fund		57,384	181,333
Nicholas-Applegate Equity & Convertible Income Fund		20,000	216,000

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $626,878)			515,513

PREFERRED STOCKS (3.7%)
Capital Markets (0.8%)
Goldman Sachs Group	6.200%	10,000	187,500

Industrial-Other (2.9%)
CORTS Trust for Walt Disney	6.875%	21,400	536,498
PreferredPlus Trust - CCR1 - Class 1	7.250%	8,000	174,800
			711,298

TOTAL PREFERRED STOCKS (IDENTIFIED COST $948,891)			898,798

TOTAL INVESTMENTS (84.7%) (IDENTIFIED COST $24,783,015) [2]			20,563,519

TOTAL OTHER ASSETS LESS LIABILITIES (15.3%)			3,725,423
TOTAL NET ASSETS (100.0%)			$24,288,942

*	Non-income producing security.
1	Security considered Master Limited Partnerships. At March 31, 2009, this security amounted to $250,320 or 1.0% of net assets.
2	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR STRATEGIC ALTERNATIVES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

EXCHANGE TRADED FUNDS (30.9%)
iShares Cohen & Steers Realty Majors Index Fund	563,700	$15,648,312
SPDR DJ Wilshire International Real Estate	509,300	11,235,158
		26,883,470

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $54,726,703)		26,883,470

EXCHANGE TRADED NOTE (23.1%)
iPath Optimized Currency Carry *	451,800	20,109,618

TOTAL EXCHANGE TRADED NOTE (IDENTIFIED COST $22,447,261)		20,109,618

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

STRUCTURED NOTES (23.4%)
Svensk Exportkredit AB CTI Note [1]	0.287%	08/12/2009	$6,500,000	10,650,900
Svensk Exportkredit AB MTN - Linked to DB Balanced Currency Harvest Index	0.000%	04/28/2011	8,000,000	6,289,600
Svensk Exportkredit AB MTN - Linked to DB Balanced Currency Harvest Index	0.000%	03/16/2012	4,500,000	3,462,300
				20,402,800

TOTAL STRUCTURED NOTES (IDENTIFIED COST $19,000,000)				20,402,800

U.S. GOVERNMENT AND AGENCY SECURITIES (20.6%)
Federal Farm Credit Bank (FFCB) (11.4%)
FFCB [2]	0.443%	06/22/2010	10,000,000	9,959,790

Federal Home Loan Bank (FHLB) (9.2%)
FHLB [2]	0.482%	08/13/2009	8,000,000	7,994,472

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $18,006,887)				17,954,262

TOTAL INVESTMENTS (98.0%) (IDENTIFIED COST $114,180,851) [3]				85,350,150

TOTAL OTHER ASSETS LESS LIABILITIES (2.0%)				1,722,106
TOTAL NET ASSETS (100.0%)				$87,072,256

*	Non-income producing security.
[1]	Fair Valued security under procedures established by the Fund’s Board of Directors.
[2]	Represents an adjustable rate security. Rate disclosed is as of March 31, 2009.
[3]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR FRONTIER MARKETS FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	SHARES	VALUE

EXCHANGE TRADED FUNDS (18.1%)
DB X-Trackers FTSE Vietnam ETF *	7,150	$195,272
Market Vectors - Gulf States ETF * [1]	10,000	152,400
Market Vectors Africa Index ETF [1]	147,000	2,890,020
PowerShares MENA Frontier Countries Portfolio *	15,000	155,700
WisdomTree Middle East Dividend Fund *	15,000	184,800
		3,578,192

TOTAL EXCHANGE TRADED FUNDS (IDENTIFIED COST $3,763,592)		3,578,192

EXCHANGE TRADED PRODUCT (18.1%)
Barclays Middle East Equities Non ETN * [1]	198,546	3,587,925

TOTAL EXCHANGE TRADED PRODUCT (IDENTIFIED COST $4,249,996)		3,587,925

INVESTMENT COMPANY (36.8%)
Accessor U.S. Government Money Fund	7,300,000	7,300,000

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $7,300,000)		7,300,000

WARRANTS (18.3%)
MSCI GCC Countries Ex-Saudi Arabia, Expires
02/24/10, Strike Price: $0.000001 * [1]	9,500	3,631,850

TOTAL WARRANTS (IDENTIFIED COST $4,401,614)		3,631,850

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

U.S. GOVERNMENT AND AGENCY SECURITIES (37.9%)
Federal National Mortgage Corp (FNMA) (27.8%)
FNMA	1.875%	04/08/2011	$5,500,000	$5,513,585

U.S. Treasury Bonds & Notes (10.1%)
United States Treasury Bill [2]	0.371%	09/24/2009	2,000,000	1,996,334

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $7,496,382)				7,509,919

TOTAL INVESTMENTS (129.2%) (IDENTIFIED COST $27,211,584) [3]				25,607,886

TOTAL LIABILITIES LESS OTHER ASSETS (-29.2%)				(5,786,513)
TOTAL NET ASSETS (100.0%)				$19,821,373

ACCESSOR FRONTIER MARKETS FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

OUTSTANDING TOTAL RETURN SWAP CONTRACTS

COUNTERPARTY	REFERENCE ENTRY/OBLIGATION	FUND PAYS	FUND RECEIVES	TERMINATION DATE	NOTIONAL AMOUNT	NET UNREALIZED DEPRECIATION

Barclays Capital	Eastern Europe Basket of Securities	1-month LIBOR plus 85 Bps	Total Return	04/29/2010	3,400,000	$(114,847)
Barclays Capital	MSCI GCC Countries Ex-Saudi Arabia	1-month LIBOR plus 50 Bps	Price Return	04/26/2010	5,749,998	(309,005)
						$(423,852)

*	Non-income producing security.
[1]	Fair Valued security under procedures established by the Fund’s Board of Directors.
[2]	Rate shown represents the bond equivalent yield to maturity at date of purchase.
[3]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR HIGH YIELD FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (92.8%)
Automobiles (0.6%)
Ford Motor	6.625%	02/15/2028	$1,000,000	$300,000
General Motors	7.700%	04/15/2016	1,000,000	120,000
				420,000
Communications Equipment (0.7%)
American Tower	7.125%	10/15/2012	500,000	502,500

Computers & Peripherals (2.2%)
GameStop	8.000%	10/01/2012	1,000,000	1,015,000
Maxtor	2.375%	08/15/2012	1,000,000	633,750
				1,648,750
Consulting Services (1.3%)
FTI Consulting	7.750%	10/01/2016	1,000,000	997,500

Consumer Finance (1.7%)
Ford Motor Credit LLC	8.000%	12/15/2016	1,000,000	657,231
GMAC LLC [1]	6.750%	12/01/2014	1,000,000	581,140
				1,238,371
Diversified Financial Services (0.6%)
General Electric Capital [2]	1.614%	05/05/2026	1,000,000	471,945

Electric Utilities (4.1%)
CMS Energy	6.550%	07/17/2017	1,000,000	877,500
Mirant Americas Generation LLC	8.500%	10/01/2021	1,000,000	740,000
PSEG Energy Holdings LLC	8.500%	06/15/2011	1,000,000	984,021
Texas Competitive Electric Holdings LLC	10.250%	11/01/2015	1,000,000	500,000
				3,101,521
Electrical Equipment (3.3%)
General Cable	0.875%	11/15/2013	1,000,000	698,750
L-3 Communications	5.875%	01/15/2015	1,000,000	927,500
Sanmina-SCI [1,2]	4.070%	06/15/2010	1,000,000	842,500
				2,468,750
Finance-Other (3.0%)
Discover Financial Services [2]	1.861%	06/11/2010	1,000,000	863,805
Fairfax Financial Holdings	7.375%	04/15/2018	750,000	660,938
Pinnacle Foods Finance LLC	10.625%	04/01/2017	1,000,000	700,000
				2,224,743
Food & Staples Retailing (3.3%)
Chiquita Brands International	4.250%	08/15/2016	1,000,000	555,000
Ingles Markets	8.875%	12/01/2011	1,000,000	975,000
SUPERVALU	7.500%	05/15/2012	1,000,000	982,500
				2,512,500

ACCESSOR HIGH YIELD FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Health Care Providers & Services (3.1%)
Community Health Systems	8.875%	07/15/2015	$1,000,000	$945,000
HCA	6.375%	01/15/2015	1,000,000	655,000
LifePoint Hospitals	3.500%	05/15/2014	1,000,000	710,000
				2,310,000
Industrial Energy (3.4%)
Arch Western Finance LLC	6.750%	07/01/2013	1,000,000	915,000
Consol Energy	7.875%	03/01/2012	1,000,000	995,000
Massey Energy	3.250%	08/01/2015	1,000,000	612,500
				2,522,500
Industrial-Automotive (1.1%)
Goodyear Tire & Rubber	7.857%	08/15/2011	1,000,000	820,000

Industrial-Basic (1.8%)
Nalco Finance Holdings [3]	11.760%	02/01/2014	1,000,000	900,000
Owens-Illinois	7.800%	05/15/2018	500,000	485,000
				1,385,000
Industrial-Capital Goods (4.0%)
Allied Waste	7.375%	04/15/2014	1,000,000	947,500
Case New Holland	7.125%	03/01/2014	1,000,000	735,000
Columbus McKinnon	8.875%	11/01/2013	500,000	465,000
Terex	7.375%	01/15/2014	1,000,000	865,000
				3,012,500
Industrial-Energy (8.7%)
Aquila Canada Finance	7.750%	06/15/2011	500,000	491,273
Chesapeake Energy	2.250%	12/15/2038	1,000,000	515,000
Hornbeck Offshore Services	1.625%	11/15/2026	1,000,000	622,500
KCS Energy	7.125%	04/01/2012	1,000,000	905,000
MarkWest Energy Partners	8.750%	04/15/2018	1,000,000	697,500
Newfield Exploration	7.125%	05/15/2018	1,000,000	885,000
NRG Energy	7.375%	01/15/2017	750,000	697,500
Parker Drilling	2.125%	07/15/2012	1,000,000	567,500
Plains Exploration & Production	7.000%	03/15/2017	1,000,000	795,000
Targa Resources Partners [1]	8.250%	07/01/2016	500,000	362,500
				6,538,773
Industrial-Health Care (6.6%)
Alliance HealthCare Services	7.250%	12/15/2012	500,000	480,000
AMR HoldCo	10.000%	02/15/2015	1,000,000	995,000
DaVita	6.625%	03/15/2013	1,000,000	970,000
Healthsouth	10.750%	06/15/2016	1,000,000	980,000
Omnicare	3.250%	12/15/2035	1,000,000	655,000
Universal Hospital Services	8.500%	06/01/2015	1,000,000	890,000
				4,970,000

ACCESSOR HIGH YIELD FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Industrial-Media Cable (3.7%)
CSC Holdings	7.625%	07/15/2018	$1,000,000	$900,000
DirecTV Holdings LLC	6.375%	06/15/2015	1,000,000	942,500
Mediacom LLC	9.500%	01/15/2013	1,000,000	935,000
				2,777,500
Industrial-Media-Non-Cable (0.9%)
Marquee Holdings [3]	12.000%	08/15/2014	1,000,000	700,000

Industrial-Other (7.8%)
Corrections Corp of America	6.250%	03/15/2013	1,000,000	957,500
Georgia-Pacific LLC	9.500%	12/01/2011	1,000,000	998,750
Graphic Packaging International	9.500%	08/15/2013	1,000,000	715,000
Hertz	10.500%	01/01/2016	1,000,000	435,000
Rock-Tenn	5.625%	03/15/2013	1,000,000	880,000
Rockwood Specialties	7.500%	11/15/2014	500,000	422,500
Service International	7.500%	04/01/2027	1,000,000	735,000
United Rentals North America	1.875%	10/15/2023	1,000,000	740,000
				5,883,750
Industrial-Other Consumer Cyclicals (2.4%)
Denny’s Holdings	10.000%	10/01/2012	500,000	432,500
Land O’ Lakes	8.750%	11/15/2011	1,000,000	992,500
Tyson Foods	7.000%	05/01/2018	500,000	370,945
				1,795,945
Industrial-Other Consumer Non-Cyclicals (1.2%)
Visant Holding [3]	12.250%	12/01/2013	1,000,000	930,000

Industrial-Retailers (5.2%)
AmeriGas Partners	7.125%	05/20/2016	1,000,000	940,000
Ferrellgas Partners	8.750%	06/15/2012	1,000,000	840,000
Jo-Ann Stores	7.500%	03/01/2012	1,000,000	915,000
Pantry	3.000%	11/15/2012	1,000,000	728,750
Phillips-Van Heusen	8.125%	05/01/2013	500,000	475,000
				3,898,750
Industrial-Services (1.2%)
CA	6.125%	12/01/2014	1,000,000	890,000

Industrial-Technology (1.7%)
First Data [1]	9.875%	09/24/2015	1,000,000	585,000
Sungard Data Systems	10.250%	08/15/2015	1,000,000	700,000
				1,285,000
Industrial-Telecommunications-Wired (6.9%)
Embarq	7.082%	06/01/2016	750,000	675,000
Frontier Communications	7.125%	03/15/2019	1,000,000	785,000

ACCESSOR HIGH YIELD FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Industrial-Telecommunications-Wired - continued
Qwest Capital Funding	7.250%	02/15/2011	$1,000,000	$955,000
Sprint Nextel	6.000%	12/01/2016	1,000,000	715,000
Syniverse Technologies	7.750%	08/15/2013	500,000	420,000
tw telecom inc	2.375%	04/01/2026	1,000,000	743,750
Windstream	7.000%	03/15/2019	1,000,000	880,000
				5,173,750
Industrial-Telecommunication-Wireless (2.5%)
Intelsat Jackson Holdings Ltd.	9.250%	06/15/2016	500,000	405,000
Intelsat Subsidiary Holding Ltd. [1]	8.875%	01/15/2015	500,000	463,750
MetroPCS Wireless	9.250%	11/01/2014	1,000,000	970,000
				1,838,750
Media (1.5%)
Liberty Media LLC	5.700%	05/15/2013	500,000	371,172
RH Donnelley	6.875%	01/15/2013	1,000,000	55,000
Viacom	6.875%	04/30/2036	1,000,000	729,607
				1,155,779
Real Estate (0.9%)
Host Hotels & Resorts [1]	2.625%	04/15/2027	1,000,000	695,000

Semiconductors & Semiconductor Equipment (1.2%)
Conexant Systems	4.000%	03/01/2026	1,000,000	190,000
ON Semiconductor	2.625%	12/15/2026	1,000,000	706,250
				896,250
Specialty Retail (1.3%)
Sally Holdings LLC	9.250%	11/15/2014	1,000,000	947,500

Transportation (1.1%)
Kansas City Southern Railway	8.000%	06/01/2015	1,000,000	827,500

Utilities (3.8%)
AES	7.750%	03/01/2014	1,000,000	895,000
Allegheny Energy Supply LLC [1]	8.250%	04/15/2012	500,000	505,709
Edison Mission Energy	7.200%	05/15/2019	750,000	521,250
Suburban Propane Partners	6.875%	12/15/2013	1,000,000	950,000
				2,871,959

TOTAL CORPORATE BONDS (IDENTIFIED COST $73,536,654)				69,712,786

ACCESSOR HIGH YIELD FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY RATE	PRINCIPAL SHARES	VALUE

PREFERRED TERM SECURITIES (0.0%)
Consumer Finance (0.0%)
Preferred Blocker [1]	9.000%	12/31/2011	153	$30,461

TOTAL PREFERRED TERM SECURITIES (IDENTIFIED COST $—)				30,461

TOTAL INVESTMENTS (92.8%) (IDENTIFIED COST $73,536,654) [4]				69,743,247

TOTAL OTHER ASSETS LESS LIABILITIES (7.2%)				5,402,010
TOTAL NET ASSETS (100.0%)				$75,145,257

1

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

2	Represents an adjustable rate security. Rate disclosed is as of March 31, 2009.
3	Represents a step bond. Rate disclosed is the effective yield as of March 31, 2009.
4	See Note 16 for important tax information.
Amounts designated as “–” are either zero or have been rounded to zero.
Please see Notes to Form N-Q for further information.

INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

ASSET BACKED SECURITIES (5.2%)
Argent Securities [1]	0.832%	06/25/2036	$1,405,000	$22,925
Argent Securities [1]	0.812%	07/25/2036	360,000	3,790
Bear Stearns Commercial Mortgage Securities [1,2,4]	0.239%	11/11/2041	24,579,783	278,273
Captec Franchise Trust [1,2,4,9]	0.983%	10/25/2018	8,160,969	116,642
CBC Insurance Revenue Securitization LLC [2,9]	8.880%	02/15/2023	1,060,000	653,066
CDO Repackaging Trust Series [1,2,9]	2.894%	01/17/2036	250,460	161,971
Centex Home Equity Company, LLC [1,2]	4.022%	07/25/2034	350,929	64,987
CNL Funding [1,2,4]	1.482%	09/18/2012	6,137,824	151,666
Commercial Industrial Finance [1,2,6,9]	5.261%	03/01/2021	260,000	14,625
Falcon Franchise Loan [1,2,4]	3.228%	06/05/2020	2,893,928	297,305
Falcon Franchise Loan [2]	4.856%	01/05/2025	384,330	319,204
Falcon Franchise Loan [2]	7.074%	01/05/2025	250,000	77,997
Falcon Franchise Loan [1,2,4]	3.258%	01/05/2023	2,505,765	192,044
Home Equity Mortgage Trust [3]	5.367%	07/25/2036	242,866	77,467
Luxembourg Fund Holdings of KODIAK Currency [1,2,9]	2.741%	08/07/2037	637,759	31,802
Orion Ltd. CDO [1,2,9]	4.046%	09/10/2046	607,906	29,716
Restructured Asset Securities [1,2,9]	2.278%	01/29/2022	600,000	154,693
				2,648,173

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $8,116,086)				2,648,173

COLLATERALIZED MORTGAGE OBLIGATIONS (40.7%)
Attentus CDO Ltd. [9]	9.532%	10/11/2042	225,051	2,218
Banc of America Large Loan [1,2]	3.556%	03/15/2022	1,000,000	373,252
Capco America Securitization Corp. [1,2,4]	1.803%	10/15/2030	1,723,464	110
CDO Repack SPC Ltd. [2,9]	7.110%	05/20/2030	385,000	161,238
Collateralized Mortgage Securities	9.450%	02/01/2017	13,277	14,596
Commercial Mortgage [1,2]	7.008%	02/14/2034	720,000	576,870
Countrywide Alternative Loan Trust	6.000%	05/25/2036	165,879	86,983
Entertainment Properties Trust [2]	6.223%	02/15/2018	211,000	121,296
FHLMC	4.500%	03/15/2019	182,216	188,558
FHLMC	6.000%	02/15/2034	749,479	785,488
FHLMC	5.500%	10/15/2034	510,000	509,198
FNMA [4]	5.580%	06/01/2011	1,961,140	2,051,500
FNMA	5.500%	11/25/2032	1,771,000	1,847,956
FNMA	6.000%	03/01/2033	587,392	613,456
FNMA [1]	3.333%	05/01/2034	307,221	307,647
FNMA [1,4]	0.962%	02/25/2035	581,923	2,913
FNMA [8]	5.500%	10/14/2038	7,873,492	8,181,666
FNMA [1,4]	0.000%	06/17/2040	14,306,382	3,275
GMAC Mortgage Corp. Loan Trust [1]	4.290%	12/19/2033	1,280,000	1,240,280
GNMA [1,4]	0.418%	08/16/2043	12,654,538	193,650
GNMA TRUST [1,4]	0.647%	01/16/2042	4,151,818	83,909
JP Morgan Commercial Mortgage Securities	4.475%	07/15/2041	571,648	551,691

INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

LB Commercial Conduit Mortgage Trust [1,4]	0.900%	10/25/2026	$2,886,883	$1,334
LB-UBS Commercial Mortgage Trust [1]	4.333%	02/15/2037	1,014,000	512,428
LB-UBS Commercial Mortgage Trust [1,2,4]	0.030%	06/15/2038	283,246,116	304,603
LNR CDO Ltd. [1,2,9]	6.000%	02/28/2043	250,000	12,791
Marathon Structured Finance CDO Ltd. [1,2,9]	4.559%	07/26/2046	192,309	108,232
Merrill Lynch Mortgage Investments [1,4]	0.768%	11/15/2026	20,297,896	574,142
Morgan Stanley Capital I [1,2]	6.451%	06/03/2030	750,000	411,619
Salomon Brothers Mortgage Securities VII [1,2,4]	0.897%	11/13/2011	45,160,047	804,815
Washington Mutual [1]	5.619%	01/25/2036	664,505	299,275
				20,926,989

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $25,323,078)				20,926,989

CORPORATE BONDS (43.8%)
Diversified Financial Services (1.5%)
General Electric Capital	5.400%	02/15/2017	400,000	350,092
General Electric Capital	6.150%	08/07/2037	600,000	443,711
				793,803
Electric Utilities (2.6%)
Dominion Resources [1]	2.366%	06/17/2010	700,000	680,155
FPL Group Capital [1]	2.196%	06/17/2011	700,000	641,119
				1,321,274
Finance-Banking (20.8%)
American General Finance	5.375%	09/01/2009	1,000,000	728,678
Bank of America	5.750%	12/01/2017	300,000	251,936
Bank of America	5.650%	05/01/2018	800,000	667,416
Bank of America [5]	8.701%	07/17/2028	1,800,000	321,062
Centura Capital Trust [2]	8.845%	06/01/2027	350,000	289,268
Charter One Bank [1]	1.209%	04/24/2009	200,000	199,820
CIT Group [1]	1.394%	06/08/2009	100,000	96,751
Citigroup	6.125%	11/21/2017	2,000,000	1,734,012
Colonial Bank NA Montgomery	9.375%	06/01/2011	240,000	162,829
Goldman Sachs Group	6.250%	09/01/2017	400,000	371,260
Goldman Sachs Group	5.950%	01/18/2018	700,000	635,487
HSBC Holdings PLC	6.800%	06/01/2038	1,000,000	850,332
HSBC [1,11]	2.013%	09/29/2049	200,000	79,000
John Deere Capital [1]	2.042%	06/10/2011	1,200,000	1,139,998
JPMorgan Chase Bank [1]	1.656%	06/13/2016	500,000	342,036
Morgan Stanley [1]	1.698%	01/09/2014	400,000	296,624
Morgan Stanley	4.750%	04/01/2014	600,000	490,546
Royal Bank of Scotland Group PLC	5.000%	10/01/2014	200,000	126,283
Royal Bank of Scotland Group PLC [1,8]	7.648%	08/31/2049	100,000	45,000
SLM [1]	1.389%	10/25/2011	200,000	115,183
Wachovia Bank [1]	2.138%	05/14/2010	400,000	386,507
Wachovia Bank	5.300%	10/15/2011	100,000	98,718
Wachovia Bank	4.800%	11/01/2014	800,000	664,953
Wachovia Bank [1]	1.650%	03/15/2016	1,000,000	598,207
				10,691,906

INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Finance-Broker Related (Brokerage) (7.0%)
Goldman Sachs Group	6.150%	04/01/2018	$1,000,000	$913,418
Jefferies Group	6.250%	01/15/2036	270,000	148,320
JPMorgan Chase	5.375%	10/01/2012	1,425,000	1,427,742
Lehman Brothers Holdings [6]	5.750%	04/25/2011	280,000	35,700
Lehman Brothers Holdings [6]	6.875%	05/02/2018	1,000,000	120,000
Morgan Stanley	6.750%	04/15/2011	200,000	200,154
Morgan Stanley	6.625%	04/01/2018	800,000	762,805
				3,608,139
Finance-Other (1.7%)
American Express Credit	5.875%	05/02/2013	800,000	702,383
NLV Financial [2]	7.500%	08/15/2033	250,000	201,548
				903,931
Industrial-Capital Goods (1.8%)
Eaton	6.500%	06/01/2025	1,000,000	931,850

Industrial-Energy (2.6%)
Suncor Energy	6.850%	06/01/2039	400,000	302,299
Sunoco	9.000%	11/01/2024	1,050,000	1,016,700
				1,318,999
Industrial-Other (3.0%)
Barnett Capital III [1]	1.795%	02/01/2027	1,300,000	576,659
Canal Pointe LLC [1,2,9]	3.476%	06/25/2014	1,125,000	311,738
Duane Park V Ltd. [1,2,9]	5.405%	09/25/2014	1,050,000	659,295
				1,547,692
Industrial-Telecommunications-Wired (2.1%)
AT&T	8.000%	11/15/2031	1,000,000	1,086,185

Insurance (0.4%)
International Lease Finance	5.750%	06/15/2011	100,000	64,964
International Lease Finance [1]	1.610%	07/13/2012	300,000	121,415
				186,379
Utilities (0.3%)
Entergy Arkansas	4.500%	06/01/2010	150,000	147,785

TOTAL CORPORATE BONDS (IDENTIFIED COST $26,896,615)				22,537,943

INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (3.4%)
Chicago Transit Authority	6.899%	12/01/2040	$700,000	$698,677
Chicago Transit Authority	6.899%	12/01/2040	800,000	798,488
Fort Walton Defense Housing [5]	5.208%	10/15/2009	250,000	245,148
				1,742,313

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,744,217)				1,742,313

U.S. GOVERNMENT AND AGENCY SECURITIES (16.3%)
Federal National Mortgage Association (FNMA) (0.9%)
FNMA	5.500%	07/30/2025	450,000	444,827

Small Business Administration-Pass-Through-Agency (0.9%)
Small Business Administration	4.640%	05/01/2023	446,238	466,282

U.S. Treasury Bonds & Notes (14.5%)
U.S. Treasury Bond	8.875%	08/15/2017	200,000	291,812
U.S. Treasury Bond	8.500%	02/15/2020	1,400,000	2,090,382
U.S. Treasury Bond	6.000%	02/15/2026	100,000	131,750
U.S. Treasury Bond	5.250%	11/15/2028	400,000	492,000
U.S. Treasury Bond	5.250%	02/15/2029	500,000	615,703
U.S. Treasury Bond	3.500%	02/15/2039	1,100,000	1,086,943
U.S. Treasury STRIP [5,7]	3.393%	11/15/2017	36	28
United States Treasury Inflation-Protected Security	2.375%	01/15/2017	418,740	444,713
United States Treasury Inflation-Protected Security	2.125%	01/15/2019	986,040	1,047,046
United States Treasury Inflation-Protected Security	2.500%	01/15/2029	787,504	851,896
United States Treasury Inflation Indexed Bonds	2.000%	01/15/2026	425,464	420,737
				7,473,010

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $8,158,169)				8,384,119

TOTAL INVESTMENTS (109.4%) (IDENTIFIED COST $70,238,165) [10]				56,239,537

			CONTRACTS	VALUE

WRITTEN OPTIONS (-0.0%)
CBOT ACAL FUT, Expires May 2009, Strike Price $126 Call			(3)	(2,016)
CBOT ACAL FUT, Expires May 2009, Strike Price $128 Call			(3)	(703)
CBOT APUT FUT, Expires May 2009, Strike Price $119 Put			(6)	(1,312)
				(4,031)
TOTAL WRITTEN OPTIONS (IDENTIFIED PROCEEDS $9,262)				(4,031)

TOTAL LIABILITIES LESS OTHER ASSETS (-9.4%)				(4,840,801)
TOTAL NET ASSETS (100.0%)				$51,394,705

INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

FORWARD COMMITMENTS

DESCRIPTION	INTEREST RATE	DELIVERY DATE	PRINCIPAL AMOUNT	VALUE

TBA Purchase Commitments at March 31, 2009 (Cost Payable $17,164,305)
FHLMC	5.500%	04/15/2037	900,000	$933,750
FNMA	5.500%	04/01/2033	1,700,000	1,764,280
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
GNMA	6.000%	04/01/2038	2,000,000	2,089,376
GNMA	6.000%	04/01/2038	11,000,000	11,491,568
				$17,323,349

TBA Sale Commitments at March 31, 2009 (Proceeds Receivable $5,251,500)
FNMA	5.500%	04/01/2033	(5,400,000)	$(5,604,184)

OUTSTANDING FUTURES CONTRACTS

TYPE	EXPIRATION	NUMBER OF CONTRACTS	UNITS PER CONTRACT	UNREALIZED APPRECIATION

90 Day Euro Future (Buy)	03/15/10	70	2,500	$418,648
90 Day Euro Future (Buy)	06/18/09	40	2,500	67,929
90 Day Euro Future (Buy)	09/15/09	22	2,500	19,776
U.S. 2 Year Treasury Note Future (Buy)	07/01/09	3	2,000	4,824
				$511,177

1	Represents an adjustable rate security. Rate disclosed is as of March 31, 2009.
2

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

3	Represents a step bond. Rate disclosed is the effective yield as of March 31, 2009.
4	Interest only security. Rate disclosed is the effective yield as of March 31, 2009.
5	Represents a zero coupon bond. Rate disclosed is the effective yield as of March 31, 2009.
6	Security in default on interest payments.
7	Principal only security.
8	Perpetual maturity date.
9	Fair Valued security under procedures established by the Fund’s Board of Directors.
10	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

SHORT-INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

ASSET BACKED SECURITIES (9.5%)
Argent Securities [1]	0.812%	07/25/2036	$455,000	$4,790
Bear Stearns Commercial Mortgage Securities [1,2,4]	0.239%	11/11/2041	61,770,103	699,312
Captec Franchise Trust [1,2,4,7]	0.983%	10/25/2018	16,089,598	229,964
CDO Repackaging Trust Series [1,2,7]	2.894%	01/17/2036	488,396	315,843
Centex Home Equity Company, LLC [1,2]	4.022%	07/25/2034	250,664	46,420
CNL Funding [1,2,4]	1.482%	09/18/2012	6,386,176	157,802
Commercial Industrial Finance [1,2,6,7]	5.261%	03/01/2021	650,000	36,563
Countrywide Home Loan Mortgage Pass Through Trust	5.250%	12/25/2009	148,668	148,903
Falcon Franchise Loan [1,2,4]	3.228%	06/05/2020	7,100,550	729,468
Falcon Franchise Loan [2]	6.067%	01/05/2023	300,002	293,521
Falcon Franchise Loan [2]	4.856%	01/05/2025	192,165	159,602
Falcon Franchise Loan [1,2,4]	2.943%	01/05/2023	1,113,673	85,353
Home Equity Mortgage Trust [3]	5.367%	07/25/2036	500,755	159,725
Luxembourg Fund Holdings of KODIAK Currency [1,2,7]	2.741%	08/07/2037	1,062,932	53,004
Orion Ltd. CDO [1,2,7]	4.046%	09/10/2046	340,087	16,624
Restructured Asset Securities [1,2,7]	2.278%	01/29/2022	1,550,000	399,623
				3,536,517

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $9,716,381)				3,536,517

COLLATERALIZED MORTGAGE OBLIGATIONS (31.3%)
Banc of America SST [2]	6.274%	10/11/2033	1,000,000	765,390
Commercial Mortgage [1,2]	7.008%	02/14/2034	150,000	120,181
Countrywide Alternative Loan Trust	6.000%	05/25/2036	920,628	482,754
Entertainment Properties Trust [2]	6.223%	02/15/2018	400,000	229,945
FHLMC	4.500%	03/15/2019	364,432	377,116
FHLMC	5.500%	10/15/2034	1,210,000	1,208,097
First Union National Bank Commercial Mortgage	6.423%	08/15/2033	450,243	448,165
FNMA	5.500%	11/25/2032	500,000	521,727
FNMA [1,4]	0.962%	02/25/2035	800,765	4,008
FNMA [8]	5.500%	10/14/2038	2,658,666	2,762,728
FNMA [1,4]	0.000%	06/17/2040	28,319,294	6,489
GE Capital Commercial Mortgage	6.496%	01/15/2033	280,103	282,654
GMAC Mortgage Corp. Loan Trust [1]	4.290%	12/19/2033	250,000	242,242
GNMA TRUST [1,4]	0.647%	01/16/2042	9,655,657	195,143
GNMA	3.360%	08/16/2022	191,770	191,956
Government Lease Trust [2]	4.000%	05/18/2011	877,041	891,314
Harborview Mortgage Loan Trust [1]	1.247%	06/19/2034	10,630	4,601
Marathon Structured Finance CDO Ltd. [1,2,7]	4.559%	07/26/2046	1,084,822	610,538
Morgan Stanley Capital I [1,2]	6.451%	06/03/2030	250,000	137,206
Preferred Term Securities XIII Ltd. [1,2]	2.886%	03/24/2034	650,000	78,000
Salomon Brothers Mortgage Securities VII [1,2,4]	0.897%	11/13/2011	84,195,575	1,500,483
Washington Mutual [1]	5.619%	01/25/2036	1,312,703	591,207
				11,651,944

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,857,334)				11,651,944

SHORT-INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (33.6%)
Diversified Financial Services (3.2%)
General Electric Capital	5.720%	08/22/2011	$500,000	$482,260
General Electric Capital	6.900%	09/15/2015	725,000	701,535
				1,183,795
Electric Utilities (4.8%)
Dominion Resources [1]	2.366%	06/17/2010	500,000	485,825
FPL Group Capital [1]	2.196%	06/17/2011	500,000	457,942
MP Environmental Funding LLC [7]	4.982%	07/15/2014	766,722	860,262
				1,804,029
Finance-Banking (17.7%)
American General Finance	5.375%	09/01/2009	700,000	510,075
Bank of America	5.750%	12/01/2017	300,000	251,936
Centura Capital Trust [2]	8.845%	06/01/2027	460,000	380,181
CIT Group [1]	1.394%	06/08/2009	100,000	96,751
Citigroup	6.125%	11/21/2017	1,200,000	1,040,407
Goldman Sachs Group	6.250%	09/01/2017	600,000	556,890
Goldman Sachs Group	5.950%	01/18/2018	300,000	272,352
HSBC Holdings PLC	6.800%	06/01/2038	300,000	255,100
John Deere Capital [1]	2.042%	06/10/2011	800,000	759,998
M&T Trust [1,2]	2.935%	04/01/2013	1,000,000	842,476
Morgan Stanley [1]	1.698%	01/09/2014	400,000	296,624
Morgan Stanley	4.750%	04/01/2014	200,000	163,515
SLM [1]	1.389%	10/25/2011	100,000	57,591
Wachovia Bank [1]	2.138%	05/14/2010	300,000	289,880
Wachovia Bank	4.800%	11/01/2014	700,000	581,834
Wachovia Bank [1]	1.650%	03/15/2016	400,000	239,283
				6,594,893
Finance-Broker Related (Brokerage) (1.7%)
Goldman Sachs Group	6.150%	04/01/2018	300,000	274,025
Lehman Brothers Holdings [6]	5.750%	04/25/2011	415,000	52,913
Lehman Brothers Holdings [6]	6.875%	05/02/2018	300,000	36,000
Morgan Stanley	6.625%	04/01/2018	300,000	286,052
				648,990
Finance-Other (2.1%)
American Express Credit	5.875%	05/02/2013	600,000	526,787
Regional Diversified Funding [1,2,7]	2.479%	01/25/2036	1,000,000	247,000
				773,787

SHORT-INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Industrial-Energy (0.6%)
Suncor Energy	6.850%	06/01/2039	$300,000	$226,724

Industrial-Other (1.7%)
Canal Pointe LLC [1,2,7]	0.000%	06/25/2014	500,000	138,550
Duane Park V Ltd. [1,2,7]	5.405%	09/25/2014	775,000	486,623
				625,173
Insurance (0.3%)
International Lease Finance	5.750%	06/15/2011	100,000	64,965
International Lease Finance [1]	1.610%	07/13/2012	100,000	40,471
				105,436
Utilities (1.5%)
Entergy Arkansas	4.500%	06/01/2010	550,000	541,878

TOTAL CORPORATE BONDS (IDENTIFIED COST $15,204,600)				12,504,705

U.S. GOVERNMENT AND AGENCY SECURITIES (21.1%)
Department of Housing & Urban Development (HUD) (0.8%)
HUD	6.330%	08/01/2013	295,000	296,305

Federal Home Loan Bank (FHLB) - Discount Note (2.1%)
FHLB	0.211%	04/08/2009	800,000	799,967

Federal Home Loan Mortgage Corp (FHLMC) (10.0%)
FHLMC	0.169%	05/19/2009	300,000	299,932
FHLMC	0.210%	06/01/2009	500,000	499,840
FHLMC	0.246%	06/22/2009	2,900,000	2,898,753
FHLMC [1]	7.000%	01/15/2037	7,613	7,692
				3,706,217

Federal National Mortgage Association (FNMA) (1.4%)
FNMA	6.000%	07/25/2033	500,000	519,069

Federal National Mortgage Association (FNMA) - Discount Note (3.7%)
FNMA	0.000%	04/13/2009	100,000	99,998
FNMA	0.160%	04/30/2009	800,000	799,968
FNMA	0.220%	06/17/2009	500,000	499,795
				1,399,761
Small Business Administration-Pass-Through-Agency (1.4%)
Small Business Administration	4.640%	05/01/2023	506,951	529,722

U.S. Treasury Bonds & Notes (1.7%)
United States Treasury Inflation-Protected Security	2.125%	01/15/2019	589,980	628,228

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $7,797,713)				7,879,269

SHORT-INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (1.6%)
Chicago Transit Authority	6.899%	12/01/2040	$300,000	$299,433
Chicago Transit Authority	6.899%	12/01/2040	300,000	299,433
				598,866

TOTAL MUNICIPAL BONDS (IDENTIFIED COST $600,000)				598,866

TOTAL INVESTMENTS (97.1%) (IDENTIFIED COST $49,176,028) [5]				36,171,301

	CONTRACTS	VALUE

WRITTEN OPTIONS (-0.0%)
CBOT ACAL FUT 6/09 @126, Expires May 2009, Strike Price $126 Call	(4)	(2,687)
CBOT ACAL FUT 6/09 @128, Expires May 2009, Strike Price $128 Call	(6)	(1,406)
CBOT APUT FUT 6-09 @119, Expires May 2009, Strike Price $119 Put	(10)	(2,188)
CME APUT EUOR PUT 9-09 @98.5, Expires September 2009, Strike Price $98.5 Put	(5)	(1,094)

TOTAL WRITTEN OPTIONS (IDENTIFIED PROCEEDS $15,039)		$(7,375)

TOTAL LIABILITIES LESS OTHER ASSETS (2.9%)		1,078,117
TOTAL NET ASSETS (100.0%)		$37,242,043

SHORT-INTERMEDIATE FIXED-INCOME FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

FORWARD COMMITMENTS

DESCRIPTION	INTEREST RATE	DELIVERY DATE	PRINCIPAL AMOUNT	VALUE

TBA Purchase Commitments at March 31, 2009 (Cost Payable $16,463,930)
FNMA	6.000%	04/01/2032	$1,000,000	$1,044,375
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
FNMA	6.000%	04/01/2032	1,000,000	1,044,375
FNMA	6.000%	04/01/2032	2,000,000	2,088,750
GNMA	5.000%	05/01/2033	900,000	929,813
GNMA	6.500%	04/30/2035	1,000,000	1,049,062
GNMA	6.500%	04/30/2035	1,000,000	1,049,062
GNMA	6.000%	04/01/2038	1,000,000	1,044,688
GNMA	6.000%	04/01/2038	3,000,000	3,134,064
GNMA	6.000%	04/01/2038	1,000,000	1,044,688
				$16,606,377
TBA Sale Commitments at March 31, 2009 (Proceeds Receivable $1,942,750)
FNMA	5.500%	04/01/2033	$(1,900,000)	$(1,971,843)

OUTSTANDING FUTURES CONTRACTS

TYPE	EXPIRATION	NUMBER OF CONTRACTS	UNITS PER CONTRACT	UNREALIZED APPRECIATION

90 Day Euro Future (Buy)	09/15/09	11	2,500	$11,655

[1]	Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2009.
[2]

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Trustees.

[3]	Represents a step bond. Rate disclosed is as of March 31, 2009.
[4]	Interest only security. Rate disclosed is yield to maturity.
[5]	See Note 16 for important tax information.
[6]	Security in default on interest payments.
[7]	Fair Valued security under procedures established by the Fund’s Board of Directors. Please see Notes to Form N-Q for further information.

ACCESSOR MORTGAGE SECURITIES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

ASSET BACKED SECURITIES (0.5%)
JP Morgan Mortgage Acquisition [1]	0.582%	03/25/2047	$192,368	$146,551
Merrill Lynch First Franklin Mortgage Loan Trust [1]	0.642%	04/25/2037	160,514	142,056
				288,607

TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $335,217)				288,607

PROJECT LOANS (0.0%)
Merrill Lynch 42 [2]	7.430%	09/01/2022	2,392	2,368

TOTAL PROJECT LOANS (IDENTIFIED COST $2,458)				2,368

COLLATERALIZED MORTGAGE OBLIGATIONS (92.6%)
Collateralized Mortgage Obligation - Other (15.8%)
Banc of America Alternative Loan Trust (2003-10 6A2)	5.500%	12/25/2018	158,499	149,386
Banc of America Alternative Loan Trust (2004-3 4A1)	5.000%	04/25/2019	219,878	195,004
Bear Stearns Adjustable Rate Mortgage Trust [1]	4.760%	12/25/2035	430,990	327,793
Citigroup Commercial Mortgage Trust [1]	6.096%	05/01/2038	300,000	222,406
Commercial Mortgage Loan Trust [1]	6.020%	12/10/2049	300,000	175,638
Countrywide Alternative Loan Trust	6.000%	02/25/2017	183,717	177,574
Countrywide Alternative Loan Trust	5.000%	07/25/2018	82,528	78,969
Countrywide Alternative Loan Trust	5.000%	01/25/2020	93,393	82,828
Countrywide Alternative Loan Trust	5.500%	01/25/2035	424,475	317,444
Countrywide Alternative Loan Trust	5.250%	03/25/2035	140,591	99,858
Countrywide Alternative Loan Trust	5.250%	06/25/2035	321,648	187,192
Countrywide Alternative Loan Trust	5.500%	07/25/2035	610,405	324,719
Countrywide Alternative Loan Trust	5.500%	02/25/2036	427,825	288,060
Countrywide Alternative Loan Trust	5.750%	03/25/2037	362,528	213,440
Countrywide Alternative Loan Trust	6.000%	08/25/2037	426,948	253,767
Countrywide Home Loan Mortgage Pass Through Trust [1]	5.121%	05/20/2034	273,653	202,955
Deutsche ALT-A Securities Alternate Loan Trust [1]	1.022%	02/25/2035	585,894	219,911
First Horizon Alternative Mortgage Securities	5.500%	03/25/2035	159,830	109,116
GSR Mortgage Loan Trust [1]	5.170%	10/25/2035	437,876	223,220
GSR Mortgage Loan Trust [1]	5.181%	01/25/2036	909,522	495,931
GSR Mortgage Loan Trust	5.750%	02/25/2036	240,074	214,047
GSR Mortgage Loan Trust	5.000%	05/25/2037	295,935	170,098
GSR Mortgage Loan Trust [1]	0.712%	08/25/2046	301,420	156,495
Indymac INDA Mortgage Loan Trust [1]	5.987%	03/25/2037	349,911	200,783

ACCESSOR MORTGAGE SECURITIES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Collateralized Mortgage Obligation - Other - continued
JP Morgan Mortgage Trust	5.500%	12/25/2019	$219,256	$195,686
Lehman Mortgage Trust	5.500%	12/25/2035	203,239	150,469
Residential Accredit Loans	5.500%	12/25/2017	307,855	296,310
Residential Accredit Loans	5.000%	03/25/2019	192,666	176,650
Residential Accredit Loans	5.500%	04/25/2035	434,905	334,446
Residential Funding Mortgage Securities I	5.250%	07/25/2035	460,000	366,082
Residential Funding Mortgage Securities I	6.000%	02/25/2037	192,851	159,558
Wells Fargo Alternative Loan Trust	6.000%	06/25/2037	1,801,647	1,016,805
Wells Fargo Mortgage Backed Securities Trust [1]	1.032%	07/25/2037	838,122	349,001
Wells Fargo Mortgage Backed Securities Trust	6.000%	09/25/2037	461,477	370,268
				8,501,909
Federal Home Loan Mortgage Corp (FHLMC) (2.4%)
FHLMC [1,3]	5.574%	03/15/2037	775,740	64,823
FHLMC [1,3]	5.514%	04/15/2037	1,571,228	100,023
FHLMC [1]	4.679%	03/01/2038	263,479	268,816
FHLMC [1]	5.137%	03/01/2038	489,919	504,585
FHLMC [1]	5.176%	07/01/2038	354,400	364,918
				1,303,165
Federal Home Loan Mortgage Corp (FHLMC)-Pass-Through-Agency (10.3%)
FHLMC - Gold	7.500%	09/01/2014	10,563	11,130
FHLMC - Gold	7.000%	06/01/2015	254	268
FHLMC - Gold	8.000%	07/01/2024	2,955	3,229
FHLMC - Gold	8.000%	07/01/2024	34,748	37,969
FHLMC - Gold	8.000%	07/01/2024	426	465
FHLMC - Gold	8.000%	08/01/2024	2,103	2,298
FHLMC - Gold	8.000%	07/01/2025	26,993	29,464
FHLMC - Gold	8.000%	09/01/2025	275	301
FHLMC - Gold	8.000%	11/01/2025	955	1,046
FHLMC - Gold	8.000%	12/01/2025	3,732	4,073
FHLMC - Gold	8.000%	01/01/2026	342	375
FHLMC - Gold	8.000%	06/01/2026	6,902	7,565
FHLMC - Gold	5.500%	01/01/2029	19,765	20,624
FHLMC - Gold	4.500%	03/01/2029	1,880,000	1,925,862
FHLMC - Gold	5.000%	09/01/2033	1,452,278	1,503,860
FHLMC - Gold	5.500%	08/01/2038	1,936,517	2,011,543
				5,560,072
Federal National Mortgage Association (FNMA)-Pass-Through-Agency (62.1%)
FNMA	7.500%	09/01/2029	59,324	64,317
FNMA	7.500%	12/01/2031	6,450	6,986
FNMA	6.500%	10/01/2033	51,639	54,745
FNMA	5.000%	11/01/2033	3,651,292	3,779,927
FNMA	5.000%	03/01/2034	909,543	941,590

ACCESSOR MORTGAGE SECURITIES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Federal National Mortgage Association (FNMA)-Pass-Through-Agency - continued
FNMA	6.500%	07/01/2034	$67,841	$71,795
FNMA	5.000%	08/01/2034	249,229	257,806
FNMA	5.000%	08/01/2034	82,350	85,251
FNMA	6.500%	09/01/2034	27,818	29,439
FNMA	5.000%	10/01/2034	638,663	661,166
FNMA	5.000%	12/01/2034	366,050	378,947
FNMA	5.500%	03/01/2035	3,818,953	3,975,590
FNMA	5.000%	12/01/2035	1,189,289	1,230,078
FNMA	5.000%	01/01/2036	3,051,601	3,155,784
FNMA	5.000%	02/01/2036	2,904,756	3,003,926
FNMA	6.000%	03/01/2036	298,095	311,897
FNMA	5.500%	05/01/2036	1,360,542	1,415,070
FNMA	6.000%	01/01/2037	966,795	1,011,557
FNMA	6.000%	01/01/2037	170,787	178,695
FNMA	6.500%	09/01/2037	499,418	526,697
FNMA	5.500%	10/01/2037	495,949	515,360
FNMA	5.500%	11/01/2037	2,807,302	2,916,584
FNMA	6.000%	12/01/2037	1,131,018	1,182,612
FNMA	5.500%	02/01/2038	82,767	85,989
FNMA	6.000%	03/01/2038	3,751,963	3,923,119
FNMA	5.500%	05/01/2038	1,908,869	1,983,178
FNMA [1]	4.470%	06/01/2038	344,167	351,171
FNMA [1]	5.163%	07/01/2038	437,663	450,834
FNMA [1]	4.850%	08/01/2038	358,105	367,765
FNMA [1]	5.306%	08/01/2038	479,142	493,443
FNMA	5.500%	12/01/2038	23,368	24,277
				33,435,595
Federal National Mortgage Corp (FNMA) (1.6%)
FNMA [1,3]	5.258%	01/25/2037	2,444,823	157,753
FNMA [1,3]	5.918%	04/25/2037	2,152,190	183,378
FNMA [1]	1.282%	03/25/2038	463,828	454,962
FNMA [1,3]	5.718%	03/25/2038	463,828	35,153
				831,246
Government National Mortgage Association (GNMA) (0.2%)
GNMA [1,3]	5.655%	01/20/2037	683,058	41,567
GNMA [1,3]	6.055%	09/20/2037	332,208	20,393
GNMA [1,3]	5.955%	11/20/2037	633,512	38,344
				100,304
Government National Mortgage Association (GNMA)-Pass-Through-Agency (0.2%)
GNMA	5.500%	04/15/2014	39,117	40,827
GNMA	6.500%	08/15/2014	3,351	3,532
GNMA	8.000%	03/15/2017	1,254	1,348

ACCESSOR MORTGAGE SECURITIES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Government National Mortgage Association (GNMA)-Pass-Through-Agency - continued
GNMA	6.500%	12/15/2023	$20,517	$21,588
GNMA	8.000%	09/20/2026	36,606	39,603
GNMA	7.500%	10/15/2029	3,761	4,058
				110,956

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $51,280,144)				49,843,247

TOTAL INVESTMENTS (93.1%) (IDENTIFIED COST $51,617,819) [4]				50,134,222

TOTAL OTHER ASSETS LESS LIABILITIES (6.9%)				3,724,304
TOTAL NET ASSETS (100.0%)				$53,858,526

FORWARD COMMITMENTS

DESCRIPTION	INTEREST RATE	DELIVERY DATE	PRINCIPAL AMOUNT	VALUE

TBA Purchase Commitments at March 31, 2009 (Cost Payable $43,175,879)
FHLMC	6.000%	04/01/2016	100,000	104,719
FHLMC	4.500%	04/01/2023	200,000	205,750
FHLMC	6.500%	04/01/2032	1,000,000	1,054,062
FHLMC	5.000%	04/01/2036	4,400,000	4,537,500
FHLMC	5.500%	04/15/2037	4,100,000	4,253,750
FHLMC	4.500%	04/13/2039	100,000	102,062
FNMA	5.500%	04/30/2035	600,000	622,687
FNMA	5.500%	04/30/2035	3,000,000	3,113,436
FNMA	5.500%	04/01/2032	4,700,000	4,908,562
FNMA	4.500%	04/30/2020	2,300,000	2,367,562
FNMA	5.000%	04/30/2020	1,700,000	1,757,641
FNMA	6.000%	04/30/2020	100,000	104,656
FNMA	5.500%	04/30/2022	300,000	312,750
FNMA	4.500%	04/14/2033	1,700,000	1,737,188
FNMA	4.500%	04/14/2033	800,000	817,500
FNMA	4.500%	04/14/2033	100,000	102,187
FNMA	4.500%	04/14/2033	3,400,000	3,474,375
FNMA	6.500%	05/01/2037	900,000	944,437
FNMA	5.000%	04/30/2020	300,000	311,063
FNMA	5.000%	04/30/2020	400,000	414,750
FNMA	5.500%	04/30/2035	200,000	207,062
GNMA	6.000%	04/15/2035	200,000	208,938
GNMA	6.000%	04/15/2035	1,400,000	1,462,563
GNMA	6.000%	04/30/2035	1,600,000	1,667,000
GNMA	6.500%	04/30/2035	800,000	839,250
GNMA	6.000%	06/01/2036	1,500,000	1,560,938
GNMA	5.500%	05/21/2037	2,200,000	2,279,754
GNMA	4.500%	05/15/2039	4,000,000	4,077,500
				43,549,642

ACCESSOR MORTGAGE SECURITIES FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

TBA Sale Commitments at March 31, 2009 (Proceeds Receivable $30,123,012)
FHLMC	4.500%	04/13/2039	(1,900,000)	(1,939,187)
FHLMC	5.000%	04/01/2036	(1,500,000)	(1,546,875)
FNMA	5.500%	04/30/2035	(3,600,000)	(3,736,123)
FNMA	5.000%	04/30/2020	(700,000)	(725,812)
FNMA	6.000%	04/01/2032	(9,700,000)	(10,130,437)
FNMA	6.000%	04/01/2032	(1,300,000)	(1,357,688)
FNMA	5.500%	04/30/2035	(2,800,000)	(2,898,874)
FNMA	5.000%	04/14/2037	(800,000)	(825,500)
FNMA	5.000%	04/14/2037	(2,000,000)	(2,063,750)
FNMA	5.000%	04/14/2037	(200,000)	(206,375)
FNMA	5.000%	04/14/2037	(700,000)	(722,312)
FNMA	5.000%	05/01/2038	(2,500,000)	(2,571,484)
GNMA	6.000%	04/15/2035	(1,600,000)	(1,671,501)
				(30,395,918)

OUTSTANDING FUTURES CONTRACTS
TYPE	EXPIRATION	NUMBER OF CONTRACTS	UNITS PER CONTRACT	UNREALIZED APPRECIATION/ (DEPRECIATION)
90 Day Euro Future (Sell)	03/15/10	(1)	2,500	$(1,103)
90 Day Euro Future (Sell)	06/18/09	(2)	2,500	(1,031)
90 Day Euro Future (Sell)	09/15/09	(2)	2,500	(1,531)
90 Day Euro Future (Sell)	12/17/09	(2)	2,500	(1,581)
90 Day Euro Future (Sell)	12/22/11	(1)	2,500	(1,453)
90 Day Euro Future (Sell)	12/13/10	(1)	2,500	(1,591)
90 Day Euro Future (Sell)	09/13/10	(1)	2,500	(1,491)
90 Day Euro Future (Sell)	09/22/11	(1)	2,500	(1,603)
90 Day Euro Future (Sell)	06/14/10	(1)	2,500	(1,323)
90 Day Euro Future (Sell)	06/13/11	(1)	2,500	(1,666)
90 Day Euro Future (Sell)	03/14/11	(1)	2,500	(1,653)
U.S. 2 Year Treasury Note Future (Sell)	06/22/09	18	1,000	5,257
U.S. 10 Year Treasury Note Future (Buy)	07/01/09	(17)	2,000	(7,617)
				$(18,386)

1	Represents a variable or increasing rate security. Rate disclosed is as of March 31, 2009
2	Fair Valued security under procedures established by the Fund’s Board of Directors.
3	Interest only security.
4	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (30.8%)
FHLMC	4.000%	06/15/2013	$1,610,369	$1,636,024
FHLMC	5.000%	06/15/2015	1,259,255	1,266,807
FHLMC	5.000%	11/15/2016	3,500,000	3,599,672
FHLMC	5.250%	05/15/2017	1,392,632	1,447,069
FHLMC Stated Final	3.255%	12/15/2010	487,601	489,828
FNMA	5.500%	12/25/2014	1,179,706	1,233,747
FNMA	5.000%	10/25/2016	2,500,000	2,591,888
FNMA	5.500%	02/25/2017	1,933,856	1,994,817
FNMA	4.500%	09/25/2020	250,000	259,822
FNMA [1]	2.933%	03/25/2027	1,538,395	1,456,500
				15,976,174

TOTAL AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $15,532,711)				15,976,174

U.S. AGENCY BONDS (61.8%)
Federal Farm Credit Bank (FFCB) (3.7%)
FFCB	3.950%	07/15/2011	1,000,000	1,020,997
FFCB	3.750%	09/29/2011	890,000	900,106
				1,921,103
Federal Home Loan Bank (FHLB) (13.6%)
FHLB	3.250%	09/25/2009	1,000,000	1,011,562
FHLB	3.650%	06/25/2010	2,000,000	2,013,126
FHLB	3.460%	04/28/2011	2,000,000	2,003,636
FHLB	4.200%	07/21/2011	1,000,000	1,009,308
FHLB	4.875%	10/19/2011	1,000,000	1,019,734
				7,057,366
Federal Home Loan Mortgage Corp (FHLMC) — Pass-Through-Agency (10.4%)
FHLMC - Gold	4.500%	09/01/2013	803,392	823,533
FHLMC - Gold	4.000%	04/01/2014	178,876	182,645
FHLMC - Gold	4.000%	05/01/2014	1,694,667	1,730,370
FHLMC - Gold	4.500%	06/01/2014	1,673,313	1,720,204
FHLMC - Gold	5.000%	10/01/2014	899,033	925,747
				5,382,499
Federal National Mortgage Association (FNMA) — Pass-Through-Agency (7.2%)
FNMA	4.500%	05/01/2014	827,944	850,248
FNMA	4.500%	07/01/2014	1,678,583	1,724,690

ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Federal National Mortgage Association (FNMA) — Pass-Through-Agency - continued
FNMA	5.000%	02/01/2015	$1,101,334	$1,136,240
				3,711,178
Federal National Mortgage Corp (FNMA) (2.9%)
FNMA	5.080%	05/14/2010	500,000	502,003
FNMA	3.460%	02/21/2012	1,000,000	1,009,258
				1,511,261
Small Business Administration — Pass-Through-Agency (SBA) (24.0%)
SBA [1]	1.250%	02/25/2010	5,707	5,689
SBA [1]	3.125%	03/25/2011	13,170	13,093
SBA [1]	1.125%	03/25/2013	53,347	52,971
SBA [1]	1.250%	10/25/2013	1,385,332	1,377,556
SBA [1]	1.250%	01/25/2014	2,535	2,521
SBA [1]	4.265%	05/25/2014	177,216	181,915
SBA [1]	5.250%	06/25/2014	3,564	3,702
SBA [1]	2.575%	11/25/2014	928,436	940,312
SBA [1]	1.625%	04/25/2016	13,304	12,959
SBA [1]	3.625%	07/25/2016	32,125	32,252
SBA	7.100%	02/01/2017	23,744	25,676
SBA [1]	1.250%	03/25/2017	11,896	11,817
SBA [1]	1.375%	07/25/2017	38,559	38,405
SBA [1]	1.375%	09/25/2017	5,829	5,806
SBA [1]	1.250%	11/25/2017	227,815	226,275
SBA [1]	1.250%	12/25/2017	238,022	236,410
SBA [1]	1.250%	02/25/2018	21,854	21,705
SBA [1]	1.250%	02/25/2018	522,104	518,556
SBA [1]	0.800%	05/25/2018	1,821,842	1,788,064
SBA [1]	1.000%	08/25/2018	377,743	372,650
SBA [1]	1.625%	10/25/2018	117,726	116,153
SBA [1]	0.950%	01/25/2019	35,467	34,933
SBA [1]	1.250%	06/25/2019	82,833	82,262
SBA [1]	0.750%	06/25/2020	1,725,560	1,692,264
SBA [1]	0.750%	04/25/2021	57,474	56,349
SBA [1]	3.625%	04/25/2021	6,263	6,205
SBA [1]	3.125%	07/25/2021	9,871	9,859
SBA [1]	0.875%	10/25/2021	177,185	174,300
SBA [1]	0.750%	09/25/2022	10,028	9,826
SBA	7.125%	06/25/2024	57,815	62,596
SBA [1]	3.625%	10/25/2024	25,502	26,813
SBA [1]	1.000%	11/25/2024	81,376	80,270
SBA [1]	0.875%	01/25/2025	139,999	137,566
SBA [1]	5.625%	02/25/2025	40,390	42,366
SBA [1]	4.875%	06/25/2025	14,691	14,933

ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Small Business Administration — Pass-Through-Agency (SBA) - continued
SBA [1]	3.375%	09/25/2025	$29,265	$29,500
SBA [1]	3.625%	10/25/2025	28,902	30,248
SBA [1]	0.700%	02/25/2030	454,861	442,798
SBA [1]	0.625%	03/25/2030	388,652	377,275
SBA [1]	0.600%	09/25/2030	800,336	779,628
SBA [1]	0.570%	09/25/2031	663,323	645,364
SBA [1]	0.570%	11/25/2031	750,157	729,815
SBA [1]	1.400%	09/25/2032	986,556	985,046
				12,434,703

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $31,776,947)				32,018,110

TOTAL INVESTMENTS (92.6%) (IDENTIFIED COST $47,309,658) [2]				47,994,284

TOTAL OTHER ASSETS LESS LIABILITIES (7.4%)				3,808,459
TOTAL NET ASSETS (100.0%)				$51,802,743

[1]	Represents an adjustable rate security. Rate disclosed is as of March 31, 2009.
[2]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR U.S. GOVERNMENT MONEY FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

U.S. AGENCY BONDS (87.5%)
Federal Farm Credit Bank (FFCB) (6.7%)
FFCB [1]	1.259%	07/01/2009	$20,000,000	$19,999,366
FFCB [1]	0.445%	07/20/2009	50,000,000	50,000,000
				69,999,366

Federal Home Loan Bank (FHLB) (40.0%)
FHLB	2.030%	04/23/2009	30,000,000	30,010,293
FHLB	5.125%	06/04/2009	30,000,000	30,193,307
FHLB	5.250%	06/12/2009	25,000,000	25,238,011
FHLB	3.000%	06/30/2009	10,000,000	10,061,375
FHLB [1]	0.571%	07/07/2009	30,000,000	30,000,000
FHLB	5.375%	07/17/2009	14,700,000	14,910,644
FHLB	3.875%	07/24/2009	20,000,000	20,210,734
FHLB	2.560%	08/04/2009	25,000,000	25,140,559
FHLB	2.000%	08/18/2009	20,000,000	20,113,115
FHLB [1]	0.453%	08/21/2009	11,000,000	10,995,272
FHLB	5.250%	09/11/2009	25,000,000	25,510,114
FHLB	5.000%	09/18/2009	25,000,000	25,290,306
FHLB [1]	0.945%	10/23/2009	11,800,000	11,823,001
FHLB	4.250%	11/20/2009	12,000,000	12,269,453
FHLB [1]	0.710%	02/02/2010	75,000,000	75,000,000
FHLB [1]	0.738%	02/18/2010	50,000,000	50,000,000
				416,766,184

Federal Home Loan Bank (FHLB) - Discount Note (7.5%)
FHLB [2]	1.817%	05/22/2009	20,000,000	19,949,000
FHLB [2]	0.400%	05/29/2009	20,000,000	19,987,111
FHLB [2]	0.471%	06/22/2009	30,000,000	29,967,884
FHLB [2]	0.551%	07/31/2009	7,788,000	7,773,603
				77,677,598

Federal Home Loan Mortgage Corp (FHLMC) (18.0%)
FHLMC [1]	0.441%	04/07/2009	30,000,000	30,000,116
FHLMC	3.375%	04/15/2009	17,125,000	17,127,833
FHLMC [1]	0.479%	04/30/2009	25,000,000	24,990,362
FHLMC	4.125%	09/01/2009	10,000,000	10,135,758
FHLMC [1]	0.489%	10/19/2009	30,000,000	29,956,043
FHLMC	2.680%	11/16/2009	15,000,000	15,160,300
FHLMC [1]	0.610%	01/08/2010	50,000,000	50,000,000
FHLMC	4.125%	11/30/2009	10,000,000	10,226,047
				187,596,459

Federal Home Loan Mortgage Corp (FHLMC) - Discount Note (1.4%)
FHLMC [2]	0.471%	06/30/2009	14,052,000	14,035,489

ACCESSOR U.S. GOVERNMENT MONEY FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT	VALUE

Federal National Mortgage Association (FNMA) - Discount Note (11.5%)
FNMA [2]	2.682%	04/01/2009	$25,000,000	$25,000,000
FNMA [2]	1.004%	04/13/2009	20,000,000	19,993,333
FNMA [2]	1.308%	05/04/2009	25,000,000	24,970,208
FNMA [2]	0.471%	08/10/2009	25,000,000	24,957,243
FNMA [2]	0.492%	08/17/2009	25,000,000	24,953,042
				119,873,826

Federal National Mortgage Corp (FNMA) (2.4%)
FNMA	4.250%	05/15/2009	25,000,000	25,031,795

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $910,980,717)				910,980,717

SHORT-TERM INVESTMENTS (10.6%)
SOUTH STREET REPURCHASE AGREEMENT DATED 03/31/09 (Repurchase value $110,000,764 by U.S. Government Agency securities) [3]	0.250%	04/01/2009	110,000,000	110,000,000

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $110,000,000)				110,000,000

TOTAL INVESTMENTS (98.1%) (IDENTIFIED COST $1,020,980,717) [4]				1,020,980,717

TOTAL OTHER ASSETS LESS LIABILITIES (1.9%)				19,785,182
TOTAL NET ASSETS (100.0%)				$1,040,765,899

[1]	Represents an adjustable rate security. Rate disclosed is as of March 31, 2009.
[2]	Rate shown represents the bond equivalent yield to maturity at date of purchase.
[3]	See Note 13 for collateral information.
[4]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR INCOME ALLOCATION FUND
Schedule of Investments
 As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (93.6%)
Forward Funds — Advisor Class Shares (93.6%)
Accessor High Yield Bond	18.8%	423,621	$3,283,064
Accessor Intermediate Fixed-Income	26.1%	468,252	4,542,040
Accessor Mortgage Securities	24.9%	356,239	4,342,548
Accessor Short-Intermediate Fixed-Income	20.0%	372,722	3,492,401
Accessor U.S. Government Money	3.8%	665,619	665,619
			16,325,672

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $19,027,746)			16,325,672

TOTAL INVESTMENTS (93.6%) (IDENTIFIED COST $19,027,746) [1]			16,325,672

TOTAL OTHER ASSETS LESS LIABILITIES (6.4%)			1,117,197
TOTAL NET ASSETS (100.0%)			$17,442,869

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR INCOME & GROWTH ALLOCATION FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (96.4%)
Forward Funds — Advisor Class Shares (96.4%)
Accessor Frontier Markets	3.0%	109,136	$1,019,333
Accessor Growth	6.3%	126,456	2,109,286
Accessor High Yield Bond	11.8%	510,296	3,954,790
Accessor Intermediate Fixed-Income	18.7%	645,697	6,263,265
Accessor International Equity	6.6%	238,121	2,228,810
Accessor Mortgage Securities	15.3%	421,167	5,134,021
Accessor Short-Intermediate Fixed-Income	13.0%	466,377	4,369,955
Accessor Small to Mid Cap	4.8%	97,288	1,592,600
Accessor Strategic Alternatives	12.0%	441,402	4,038,829
Accessor U.S. Government Money	0.0%	265	265
Accessor Value	4.9%	142,249	1,655,778
			32,366,932

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,348,142)			32,366,932

TOTAL INVESTMENTS (96.4%) (IDENTIFIED COST $41,348,142) [1]			32,366,932

TOTAL OTHER ASSETS LESS LIABILITIES (3.6%)			1,196,034
TOTAL NET ASSETS (100.0%)			$33,562,966

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR BALANCED ALLOCATION FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (97.4%)
Forward Funds — Advisor Class Shares (97.4%)
Accessor Frontier Markets	3.9%	373,448	$3,488,005
Accessor Growth	10.8%	575,835	9,604,936
Accessor High Yield Bond	8.1%	930,235	7,209,324
Accessor Intermediate Fixed-Income	13.3%	1,221,241	11,846,042
Accessor International Equity	10.6%	1,015,166	9,501,950
Accessor Mortgage Securities	10.5%	770,142	9,388,029
Accessor Short-Intermediate Fixed-Income	10.4%	995,180	9,324,838
Accessor Small to Mid Cap	7.1%	388,636	6,361,978
Accessor Strategic Alternatives	11.1%	1,084,587	9,923,974
Accessor U.S. Government Money	2.1%	1,855,910	1,855,910
Accessor Value	9.5%	732,548	8,526,856
			87,031,842

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $116,923,016)			87,031,842

TOTAL INVESTMENTS (97.4%) (IDENTIFIED COST $116,923,016) [1]			87,031,842

TOTAL OTHER ASSETS LESS LIABILITIES (2.6%)			2,335,015
TOTAL NET ASSETS (100.0%)			$89,366,857

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR GROWTH & INCOME ALLOCATION FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (98.5%)
Forward Funds — Advisor Class Shares (98.5%)
Accessor Frontier Markets	4.9%	464,268	$4,336,263
Accessor Growth	14.1%	747,195	12,463,217
Accessor High Yield Bond	6.3%	724,767	5,616,943
Accessor Intermediate Fixed-Income	11.2%	1,023,788	9,930,745
Accessor International Equity	13.0%	1,228,421	11,498,016
Accessor Mortgage Securities	8.4%	613,825	7,482,523
Accessor Short-Intermediate Fixed-Income	7.8%	736,172	6,897,933
Accessor Small to Mid Cap	9.3%	504,812	8,263,779
Accessor Strategic Alternatives	9.5%	916,693	8,387,745
Accessor Value	14.0%	1,061,957	12,361,181
			87,238,345

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $122,263,510)			87,238,345

TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $122,263,510) [1]			87,238,345

TOTAL OTHER ASSETS LESS LIABILITIES (1.5%)			1,286,115
TOTAL NET ASSETS (100.0%)			$88,524,460

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR GROWTH ALLOCATION FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (98.4%)
Forward Funds — Advisor Class Shares (98.4%)
Forward Funds (98.4%)
Accessor Frontier Markets	5.9%	545,828	$5,098,036
Accessor Growth	18.4%	951,839	15,876,667
Accessor High Yield Bond	3.0%	330,445	2,560,952
Accessor Intermediate Fixed-Income	6.4%	569,807	5,527,125
Accessor International Equity	16.8%	1,549,094	14,499,521
Accessor Mortgage Securities	4.2%	295,968	3,607,847
Accessor Short-Intermediate Fixed-Income	4.4%	406,770	3,811,437
Accessor Small to Mid Cap	12.1%	639,035	10,461,004
Accessor Strategic Alternatives	8.9%	845,681	7,737,977
Accessor Value	18.3%	1,361,306	15,845,599
			85,026,165

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $123,769,629)			85,026,165

TOTAL INVESTMENTS (98.4%) (IDENTIFIED COST $123,769,629) [1]			85,026,165

TOTAL OTHER ASSETS LESS LIABILITIES (1.6%)			1,344,160
TOTAL NET ASSETS (100.0%)			$86,370,325

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
Schedule of Investments
As of MARCH 31, 2009 (Unaudited)

DESCRIPTION	ALLOCATION	SHARES	VALUE

INVESTMENT COMPANIES (98.8%)
Forward Funds — Advisor Class Shares (98.8%)
Accessor Frontier Markets	6.9%	294,781	$2,753,259
Accessor Growth	23.4%	555,660	9,268,410
Accessor International Equity	21.0%	890,102	8,331,354
Accessor Small to Mid Cap	16.0%	387,151	6,337,669
Accessor Strategic Alternatives	8.2%	353,290	3,232,602
Accessor U.S. Government Money	0.0%	34	34
Accessor Value	23.3%	792,532	9,225,067
			39,148,395

TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $61,303,292)			39,148,395

TOTAL INVESTMENTS (98.8%) (IDENTIFIED COST $61,303,292) [1]			39,148,395

TOTAL OTHER ASSETS LESS LIABILITIES (1.2%)			457,936
TOTAL NET ASSETS (100.0%)			$39,606,331

[1]	See Note 16 for important tax information.
Please see Notes to Form N-Q for further information.

NOTES to Form N-Q (Unaudited)
For the period ending March 31, 2009

1. ORGANIZATION

          Forward Funds is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company consisting of diversified funds and non-diversified funds. This report covers the 16 diversified funds and 3 non-diversified funds of the Accessor Funds series, consisting of the following thirteen Funds: Accessor Growth Fund, Accessor Value Fund, and Accessor Small to Mid Cap Fund (the “Equity Funds”), Accessor International Equity Fund (the “International Fund”), Accessor High Yield Bond Fund, Accessor Intermediate Fixed-Income Fund, Accessor Short-Intermediate Fixed-Income Fund and Accessor Mortgage Securities Fund, (the “Bond Funds”), Accessor Limited Duration U.S. Government Fund (“Limited Duration Fund”), Accessor Total Return Fund, Accessor Strategic Alternatives Fund, Accessor U.S. Government Money Fund (the “Money Fund”) and Accessor Frontier Markets Fund; and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the “Accessor Allocation Funds” or the “Allocation Funds”). Forward Funds is a Delaware statutory trust that acquired the Accessor Funds series on September 1, 2008 in a reorganization of Accessor Funds, Inc. Each Accessor Fund (other than the Intermediate Fixed-Income Fund, Mortgage Securities Fund, Limited Duration Fund, U.S. Government Money Fund, Total Return Fund, Strategic Alternatives Fund and Frontier Markets Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares. The U.S. Government Money Fund also offers Institutional Class Shares. The Limited Duration Fund and Total Return Fund offer one class of shares. The Strategic Alternatives Fund offers Advisor Class Shares and Investor Class Shares. The Frontier Markets Fund offers Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares (as of March 31, 2009, only Advisor Class Shares and Investor Class Shares are open). Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION

          Net Asset Value (“NAV”) per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m. Eastern Time), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. Eastern Time. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

          The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the last sale price or a market’s official closing price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Many fixed-income securities do not trade each day and thus the last sale or bid price are frequently not available. Fixed-income securities may be valued using prices provided by a pricing service, including qualified broker quotes, when such prices are believed by Forward Management or the appropriate Money Manager to reflect the fair value of such securities. To the extent that such fixed income securities do not trade each day and last sale or bid prices are not available, the Board of Trustees has authorized the use of matrix pricing or similar valuation methods used by such pricing sources. Investments held by the Money

2. SECURITY VALUATION (continued)

Fund are valued at amortized cost and short-term debt securities maturing in 60 days or less held by other funds may be valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds, Frontier Markets Fund, Total Return Fund or Strategic Alternatives Fund in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund. Investments by any Fund in exchange-traded open-end investment companies or closed-end investment companies are priced as equity securities as stated above.

          An investment for which a price is not readily available as described above is valued at its fair value as determined in good faith in accordance with procedures adopted by the Forward Funds’ Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a pricing service or a broker dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund’s NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the Frontier Markets Fund, the Strategic Alternatives Fund and International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the Frontier Markets Fund, the Strategic Alternatives Fund and International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Forward Funds’ Board of Trustees. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board of Trustees from the previous trading day’s closing level and other criteria have been met, the Board of Trustees has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

          During the period covered by this report, certain of the fixed income markets in which the Funds invest experienced less liquidity than in prior periods, which affected the reliability of market quotations for certain fixed income securities. As a result, a higher percentage of the Funds’ portfolios were priced using fair value procedures than in prior periods. At March 31, 2009, $10,262,195 or 51.8% of the net assets of the Frontier Markets Fund, $10,650,900 or 12.2% of the net assets of the Strategic Alternatives Fund, $2,418,027 or 4.7% of the net assets of the Accessor Intermediate Fixed-Income Fund, $3,394,594 or 9.1% of the net assets of the Accessor Short-Intermediate Fixed-Income Fund and $2,368 or 0.0% of the net assets of the Accessor Mortgage Securities Fund were fair valued, which incorporated the use of broker quotes. Information relating to fair valued securities held at March 31, 2009, is detailed in the Schedules of Investments, as applicable.

          Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards (SFAS) No. 157 is effective for the Funds’ financial statements issued after December 31, 2007. SFAS No. 157 defines fair value, establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to

2. SECURITY VALUATION (continued)

unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

           As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The designated input levels are not necessarily an indication of the risks or liquidity associated with these investments.

          The following is a summary of the inputs used as of March 31, 2009 in valuing the Funds’ investments carried at value:

INVESTMENTS IN SECURITIES	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Accessor Growth	$70,953,748	$—	$—	$70,953,748
Accessor Value	64,196,060	—	—	64,196,060
Accessor Small to Mid Cap	123,999,265	—	—	123,999,265
Accessor International Equity	77,486,250	—	—	77,486,250
Accessor Total Return	20,563,519	—	—	20,563,519
Accessor Strategic Alternatives	46,993,088	38,357,062	—	85,350,150
Accessor Frontier Markets	10,878,192	14,729,694	—	25,607,886
Accessor High Yield Bond	30,461	69,712,786	—	69,743,247
Accessor Intermediate Fixed-Income	—	53,821,511	2,418,026	56,239,537
Accessor Short-Intermediate Fixed-Income	—	32,776,708	3,394,593	36,171,301
Accessor Mortgage Securities	—	50,131,854	2,368	50,134,222
Accessor Limited Duration U.S. Government	—	47,994,284	—	47,994,284
Accessor U.S. Government Money	—	1,020,980,717	—	1,020,980,717
Accessor Income Allocation	16,325,672	—	—	16,325,672
Accessor Income & Growth Allocation	32,366,932	—	—	32,366,932
Accessor Balanced Allocation	87,031,842	—	—	87,031,842
Accessor Growth & Income Allocation	87,238,345	—	—	87,238,345
Accessor Growth Allocation	85,026,165	—	—	85,026,165
Accessor Aggressive Growth Allocation	39,148,395	—	—	39,148,395

OTHER FINANCIAL INSTRUMENTS*	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Accessor Frontier Markets	$—	$(423,852)	$—	$(423,852)
Accessor Intermediate Fixed-Income	507,146	11,719,165	—	12,226,311
Accessor Short-Intermediate Fixed-Income	4,280	14,634,534	—	14,638,814
Accessor Mortgage Securities	(18,386)	13,153,724	—	13,135,338

*Other financial instruments include TBAs, futures, forward, swaps or written options.

2. SECURITY VALUATION (continued)

          The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

ACCESSOR INTERNATIONAL EQUITY FUND	INVESTMENTS IN SECURITIES
Beginning Balance as of 12/31/08	$2,397,670
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/sales	—
Net transfers in/and or out of Level 3	(2,397,670)
Ending Balance as of 3/31/09	$—

ACCESSOR INTERMEDIATE FIXED-INCOME FUND	INVESTMENTS IN SECURITIES
Beginning Balance as of 12/31/08	$2,302,366
Accrued discounts/premiums	9,939
Realized gain/(loss)	(234)
Change in unrealized appreciation/(depreciation)	94,333
Net purchase/sales	11,622
Net transfers in/and or out of Level 3	—
Ending Balance as of 3/31/09	$2,418,026

ACCESSOR SHORT-INTERMEDIATE FIXED-INCOME FUND	INVESTMENTS IN SECURITIES
Beginning Balance as of 12/31/08	$3,466,180
Accrued discounts/premiums	6,326
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(21,136)
Net purchase/sales	(56,777)
Net transfers in/and or out of Level 3	—
Ending Balance as of 3/31/09	$3,394,593

ACCESSOR MORTGAGE SECURITIES FUND	INVESTMENTS IN SECURITIES
Beginning Balance as of 12/31/08	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Net purchase/sales	—
Net transfers in/and or out of Level 3	2,368
Ending Balance as of 3/31/09	$2,368

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME

          Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for financial statement reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS

          The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are denominated in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund’s accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

          The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK

          The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course if investing activities and to assist in managing exposure to market risks such as interest rate and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

          The notional or contractual amounts of these instruments represent the investment the Funds have in particular class of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS

          The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

          When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in

6. FUTURES CONTRACTS (continued)

value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

          At March 31, 2009, the Intermediate Fixed Income Fund, Accessor Short-Intermediate Fixed-Income Fund and Accessor Mortgage Securities Fund had futures contracts outstanding with an unrealized gain/loss of $511,177, $11,655, and ($18,386), respectively.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

          The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

          The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund’s securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS

          The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and write call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

          When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund’s statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or index underlying the written option.

          When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund’s statement of assets and liabilities as an investment, and is subsequently marked-to market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

8. OPTIONS TRANSACTIONS (continued)

          The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

The following table summarizes the written options for the period ended March 31, 2009:

FUND	NUMBER OF CONTRACTS	PREMIUM
Intermediate Fixed-Income
Options outstanding, December 31, 2008	—	$—
Options written	12	9,262
Options expired	—	—
Options exercised	—	—
Options closed	—	—
Options outstanding, March 31, 2009	12	$9,262

Short-Intermediate Fixed-Income
Options outstanding, December 31, 2008	—	$—
Options written	25	15,039
Options expired	—	—
Options exercised	—	—
Options closed	—	—
Options outstanding, March 31, 2009	25	$15,039

9. FORWARD COMMITMENTS

          The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

          Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

          Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

10. DOLLAR ROLLS

          The Funds may enter into mortgage dollar rolls (principally using TBAs) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

11. COLLATERALIZED DEBT OBLIGATIONS

          The Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

12. STRIPPED MORTGAGE-BACKED SECURITIES

          Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of interest only and principal only stripped mortgage-backed securities, respectively, may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

13. REPURCHASE AGREEMENTS

          The Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds management has determined to be creditworthy. It is the Funds’ policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. Set forth below is the collateral for the U.S. Government Money Fund’s Repurchase Agreement on March 31, 2009:

ISSUER OF REPURCHASE AGREEMENT	ISSUER(S)	PAR AMOUNT	INTEREST RATE	MATURITY DATE	MARKET VALUE
South Street	Various U.S. Government Agencies	$5,000,000 - $40,5000,000	0.000% - 6.875%	05/14/09 - 08/15/25	$110,000,764

14. ILLIQUID OR RESTRICTED SECURITIES

          The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at March 31, 2009, is detailed in the Schedules of Investments, as applicable.

          Each Fund (except the Allocation Funds) may invest a portion of its net assets not to exceed 15% in securities that are illiquid (except the Money Fund, which may not exceed 10%). Illiquid securities are securities that cannot be sold within seven days in the ordinary course of business at the approximate at which the Funds have valued the securities. Certain restricted securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees.

15. SWAP AGREEMENTS

          A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

          Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap

15. SWAP AGREEMENTS (continued)

agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

          A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

          Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor or Sub-Advisors in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

          Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

15. SWAP AGREEMENTS (continued)

          Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor or Sub-Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code, may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

16. TAX BASIS INFORMATION

          The identified cost for federal income tax purposes of investments owned by each Fund, excluding TBAs, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at March 31, 2009, were as follows:

	IDENTIFIED COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

Accessor Growth	$89,702,586	$3,022,774	$(21,771,612)	$(18,748,838)
Accessor Value	88,808,837	2,225,726	(26,838,503)	(24,612,777)
Accessor Small to Mid Cap	171,423,179	6,895,512	(54,319,426)	(47,423,914)
Accessor International Equity	89,210,363	3,342,733	(15,066,846)	(11,724,113)
Accessor Total Return	24,783,015	322,129	(4,541,625)	(4,219,496)
Accessor Strategic Alternatives	114,180,851	4,150,900	(32,981,601)	(28,830,701)
Accessor Frontier Markets	27,211,584	13,660	(1,617,358)	(1,603,698)
Accessor High Yield Bond	73,536,654	2,526,764	(6,320,171)	(3,793,407)
Accessor Intermediate Fixed-Income	70,238,165	926,404	(14,925,032)	(13,998,628)
Accessor Short-Intermediate Fixed-Income	49,176,028	455,876	(13,460,603)	(13,004,727)
Accessor Mortgage Securities	51,617,819	1,977,657	(3,461,254)	(1,483,597)
Accessor Limited Duration U.S. Government	47,309,658	871,000	(186,374)	684,626

Accessor Allocation Funds
Accessor Income Allocation	19,027,746	40,120	(2,742,194)	(2,702,074)
Accessor Income & Growth Allocation	41,430,626	81,353	(9,145,047)	(9,063,694)
Accessor Balanced Allocation	116,996,684	240,145	(30,204,987)	(29,964,842)
Accessor Growth & Income Allocation	122,279,082	203,515	(35,244,252)	(35,040,737)
Accessor Growth Allocation	123,815,823	253,601	(39,043,259)	(38,789,658)
Accessor Aggressive Growth Allocation	61,327,981	154,375	(22,333,961)	(22,179,586)

16. TAX BASIS INFORMATION (continued)

          At December 31, 2008, for federal income tax purposes, the following Funds had capital loss carryovers which may be applied against future net taxable realized gains for each succeeding year until the earlier of their utilization or expiration:

	EXPIRES IN 2009	EXPIRES IN 2010	EXPIRES IN 2011	EXPIRES IN 2012	EXPIRES IN 2013	EXPIRES IN 2014	EXPIRES IN 2015	EXPIRES IN 2016

Accessor Growth	$—	$4,327,104	$3,845,553	$—	$—	$—	$—	$14,879,476
Accessor Value	—	—	—	—	—	—	—	20,195,047
Accessor Small to Mid Cap	—	—	—	—	—	—	—	16,657,935
Accessor International Equity	—	—	—	—	—	—	—	23,256,838
Accessor Total Return	—	—	—	—	—	—	225,716	18,427,568
Accessor Strategic Alternatives	—	—	—	—	—	—	—	865,978
Accessor Frontier Markets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Accessor High Yield Bond	—	947,550	—	—	1,017,103	81,754	256,992	9,772,131
Accessor Intermediate Fixed-Income	—	—	—	—	—	—	—	—
Accessor Short-Intermediate Fixed-Income	109,478	383,518	—	718,330	397,737	886,525	739,784	405,644
Accessor Mortgage Securities	—	—	—	—	—	4,648,320	—	732,857
Accessor Limited Duration U.S. Government	—	—	—	—	—	—	—	—

Accessor Allocation Funds
Accessor Income Allocation	—	—	—	—	—	69,163	90,492	207,103
Accessor Income & Growth Allocation	—	—	—	—	—	—	—	—
Accessor Balanced Allocation	—	—	—	—	—	—	—	—
Accessor Growth & Income Allocation	—	—	—	—	—	—	—	—
Accessor Growth Allocation	—	—	—	—	—	—	—	—
Accessor Aggressive Growth Allocation	—	—	—	—	—	—	—	—

          Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

POST OCTOBER LOSSES

Accessor Growth	$(8,725,252)
Accessor Value	(6,865,929)
Accessor Small to Mid Cap	(13,566,193)
Accessor International Equity	(74,374,885)
Accessor Total Return	(4,850,905)
Accessor Strategic Alternatives	—
Accessor Frontier Markets	N/A
Accessor High Yield Bond	(4,313,318)
Accessor Intermediate Fixed-Income	(49,507)
Accessor Short-Intermediate Fixed-Income	(1,075,715)

POST OCTOBER LOSSES

Accessor Limited Duration U.S. Government	$—
Accessor Mortgage Securities	—

Accessor Allocation Funds
Accessor Income Allocation	(65,268)
Accessor Income & Growth Allocation	—
Accessor Balanced Allocation	(44,270)
Accessor Growth & Income Allocation	(1,149,803)
Accessor Growth Allocation	(517,622)
Accessor Aggressive Growth Allocation	(103,566)

17. AFFILIATED COMPANIES

          Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following represents the activity for the quarter end March 31, 2009:

	PURCHASE COST	SALES COST	DIVIDEND INCOME	3/31/09 VALUE	12/31/08 VALUE
Accessor Frontier Markets Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor U.S. Government Money	$7,300,000	$—	$—	$7,300,000
TOTAL	$7,300,000	$—	$—	$7,300,000	$—

Accessor Income Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor High Yield Bond	$250,000	$200,000	$73,779	$3,283,064	$3,095,113
Accessor Intermediate Fixed-Income	50,000	200,000	75,810	4,542,040	4,827,696
Accessor Short-Intermediate Fixed-Income	500,000	—	54,692	3,492,401	3,010,906
Accessor Mortgage Securities	500,000	525,000	45,828	4,342,548	4,307,889
Accessor U.S. Government Money	—	—	1,670	665,619	665,619
TOTAL	$1,300,000	$925,000	$251,779	$16,325,672	$15,907,223

Accessor Income & Growth Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor Growth	$—	$300,000	$4,080	$2,109,286	$2,568,739
Accessor Value	—	500,000	12,768	1,655,778	4,166,421
Accessor Small to Mid Cap	250,000	—	4,981	1,592,600	6,703,477
Accessor International Equity	100,000	—	—	2,228,810	2,496,334
Accessor Strategic Alternatives	725,000	—	13,972	4,038,829	6,331,124
Accessor Frontier Markets	1,150,000	—	—	1,019,333	—
Accessor High Yield Bond	—	375,000	99,270	3,954,790	4,753,879
Accessor Intermediate Fixed-Income	—	250,000	106,548	6,263,265	1,546,571
Accessor Short-Intermediate Fixed-Income	—	350,000	77,655	4,369,955	3,806,784
Accessor Mortgage Securities	200,000	1,475,000	64,216	5,134,021	825,265
Accessor U.S. Government Money	—	825,000	2,276	265	2,509,339
TOTAL	$2,425,000	$4,075,000	$385,766	$32,366,932	$35,707,933

17. AFFILIATED COMPANIES (continued)

	PURCHASE COST	SALES COST	DIVIDEND INCOME	3/31/09 VALUE	12/31/08 VALUE
Accessor Balanced Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor Growth	$—	$500,000	$18,579	$9,604,936	$10,856,242
Accessor Value	—	750,000	65,753	8,526,856	11,141,474
Accessor Small to Mid Cap	—	250,000	19,899	6,361,978	7,404,152
Accessor International Equity	—	1,000,000	—	9,501,950	12,023,153
Accessor Strategic Alternatives	1,600,000	—	34,330	9,923,974	9,383,156
Accessor Frontier Markets	3,925,000	—	—	3,488,005	—
Accessor High Yield Bond	—	925,000	184,679	7,209,324	7,833,468
Accessor Intermediate Fixed-Income	—	200,000	199,922	11,846,042	12,401,614
Accessor Short-Intermediate Fixed-Income	—	350,000	163,137	9,324,838	9,746,976
Accessor Mortgage Securities	—	2,525,000	112,143	9,388,029	11,786,567
Accessor U.S. Government Money	—	—	5,323	1,855,910	1,855,910
TOTAL	$5,525,000	$6,500,000	$803,765	$87,031,842	$94,432,712

Accessor Growth & Income Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor Growth	$—	$1,250,000	$24,108	$12,463,217	$14,751,764
Accessor Value	800,000	1,000,000	95,320	12,361,181	15,194,593
Accessor Small to Mid Cap	—	875,000	25,847	8,263,779	10,157,787
Accessor International Equity	—	2,150,000	—	11,498,016	15,618,177
Accessor Strategic Alternatives	—	650,000	29,016	8,387,745	10,139,870
Accessor Frontier Markets	4,875,000	—	—	4,336,263	—
Accessor High Yield Bond	—	1,400,000	154,498	5,616,943	6,783,766
Accessor Intermediate Fixed-Income	—	1,050,000	175,637	9,930,745	11,296,489
Accessor Short-Intermediate Fixed-Income	—	1,450,000	131,202	6,897,933	8,400,522
Accessor Mortgage Securities	—	2,995,000	92,200	7,482,523	10,379,842
Accessor U.S. Government Money	—	—	—	—	—
TOTAL	$5,675,000	$12,820,000	$727,828	$87,238,345	$102,722,810

Accessor Growth Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor Growth	$—	$1,500,000	$30,711	$15,876,667	$18,667,115
Accessor Value	1,500,000	750,000	122,189	15,845,599	18,441,540
Accessor Small to Mid Cap	—	375,000	32,719	10,461,004	12,139,229
Accessor International Equity	—	2,600,000	—	14,499,521	19,532,772
Accessor Strategic Alternatives	—	800,000	26,768	7,737,977	9,486,700
Accessor Frontier Markets	5,650,000	—	—	5,098,036	—
Accessor High Yield Bond	—	650,000	68,985	2,560,952	3,099,014
Accessor Intermediate Fixed-Income	—	200,000	93,280	5,527,125	5,893,781
Accessor Short-Intermediate Fixed-Income	—	600,000	70,187	3,811,437	4,445,710
Accessor Mortgage Securities	—	1,350,000	42,111	3,607,847	4,908,154
Accessor U.S. Government Money	—	—	—	—	—
TOTAL	$7,150,000	$8,825,000	$486,950	$85,026,165	$96,614,015

17. AFFILIATED COMPANIES (continued)

	PURCHASE COST	SALES COST	DIVIDEND INCOME	3/31/09 VALUE	12/31/08 VALUE
Accessor Aggressive Growth Allocation Fund
Investment Companies

Forward Funds — Advisor Class Shares
Accessor Growth	$—	$700,000	$17,928	$9,268,410	$10,724,244
Accessor Value	700,000	500,000	71,137	9,225,067	10,987,047
Accessor Small to Mid Cap	—	500,000	19,823	6,337,669	7,622,267
Accessor International Equity	—	1,800,000	—	8,331,354	11,521,372
Accessor Strategic Alternatives	—	1,100,000	11,183	3,232,602	4,730,433
Accessor Frontier Markets	3,200,000	—	—	2,753,259	—
Accessor U.S. Government Money	—	—	—	34	34
TOTAL	$3,900,000	$4,600,000	$120,071	$39,148,395	$45,585,397

18. LENDING OF PORTFOLIO SECURITIES

          Each Fund from time to time may lend portfolio securities to broker-dealers, banks or institutional borrowers of securities. The loans are secured by collateral in the form of cash that is equal to at least 102% of the fair value of the securities loaned plus accrued interest, if any. Upon lending its securities to third parties, a Fund receives compensation in the form of income on the investment of the cash collateral. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand, and loans are subject to termination by the lending Fund or the borrower at any time. While the lending Fund does not have the right to vote securities on loan, it intends, to the extent practicable, to terminate the loan and regain the right to vote if the matter to be voted upon is considered significant with respect to the investment. Additionally, the Fund does not have the right to sell or repledge collateral received in the form of securities unless the borrower goes into default. The risks to a Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Fund receives cash collateral which may be invested in the Brown Brothers Investment Trust Securities Lending Investment Fund. The Fund bears the risk of any income or gains and losses from investing and reinvesting cash pledged as collateral. This collateral must be valued daily and should the market value of the loaned securities increase the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund the economic equivalent of any dividends or interest paid on such securities. In the event the borrower defaults on its obligation to the lending Fund, the lending Fund could experience delays in recovering its securities and possible capital losses. At March 31, 2009, there were no Funds with securities on loan.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2 - Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Forward Funds

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2009

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr., President & Trustee

Date:	May 26, 2009

By:	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date:	May 20, 2009